UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler, Esq.

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: April 30

Date of reporting period: May 1, 2012 – July 31, 2012

Item 1. Schedule of Investments.

ALPS | Kotak India Growth Fund
CONSOLIDATED STATEMENT OF INVESTMENTS
July 31, 2012 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (94.55%)
Basic Materials (5.13%)
Iron & Steel (1.49%)
Jindal Steel & Power, Ltd.	9,126	$64,991

Mining (3.64%)
Hindalco Industries, Ltd.	24,850	53,233
Hindustan Zinc, Ltd.	21,111	45,180
Sterlite Industries India, Ltd.	31,959	61,015

		159,428

TOTAL BASIC MATERIALS		224,419

Communications (3.69%)
Media (1.76%)
Dish TV India, Ltd.(a)	45,201	56,056
Jagran Prakashan, Ltd.(a)	12,937	21,154

		77,210

Telecommunications (1.93%)
Bharti Airtel, Ltd.	15,728	84,427

TOTAL COMMUNICATIONS		161,637

Consumer, Cyclical (9.93%)
Apparel (1.37%)
Bata India, Ltd.	3,757	59,864

Auto Manufacturers (3.34%)
Mahindra & Mahindra, Ltd.	5,467	68,541
Tata Motors, Ltd.	19,360	77,905

		146,446

Auto Parts & Equipment (1.76%)
Motherson Sumi Systems, Ltd.	26,732	76,835

Home Builders (1.38%)
Sobha Developers, Ltd.	9,694	60,520

Leisure Time (1.22%)
Bajaj Auto, Ltd.	1,859	53,379

Textiles (0.86%)
Raymond, Ltd.	6,100	37,759

TOTAL CONSUMER, CYCLICAL		434,803

Consumer, Non-cyclical (18.82%)
Agriculture (4.71%)
ITC, Ltd.	44,535	206,151

	Shares	Value (Note 2)

Beverages (1.04%)
United Spirits, Ltd.	3,125	$45,435

Commercial Services (1.03%)
Gujarat Pipavav Port, Ltd.(a)	45,548	45,028

Food (2.07%)
GlaxoSmithKline Consumer Healthcare, Ltd.	1,917	90,878

Household Products & Wares (2.39%)
Hindustan Unilever, Ltd.	6,963	58,398
Marico, Ltd.	13,155	46,307

		104,705

Pharmaceuticals (7.58%)
Cadila Healthcare, Ltd.	3,264	51,676
Cipla, Ltd.	13,735	83,401
Divi’s Laboratories, Ltd.	3,392	66,741
Dr. Reddy’s Laboratories, Ltd.	1,534	44,397
Glenmark Pharmaceuticals, Ltd.	6,758	46,540
Lupin, Ltd.	3,638	39,179

		331,934

TOTAL CONSUMER, NON-CYCLICAL		824,131

Energy (9.22%)
Oil & Gas (9.22%)
Cairn India, Ltd.(a)	12,170	72,589
Hindustan Petroleum Corp., Ltd.	10,844	67,016
Oil & Natural Gas Corp., Ltd.	14,094	72,204
Reliance Industries, Ltd.	14,427	191,904

		403,713

TOTAL ENERGY		403,713

Financials (25.24%)
Banks (18.93%)
Allahabad Bank	16,622	39,775
Axis Bank, Ltd.	3,213	59,883
HDFC Bank, Ltd.	18,878	198,623
ICICI Bank, Ltd.	12,949	222,835
IndusInd Bank, Ltd.	13,798	82,619
Standard Chartered PLC - IDR	10,000	18,040
State Bank of India	3,130	112,217
Union Bank of India	15,574	46,862
Yes Bank, Ltd.	7,320	47,854

		828,708

Diversified Financial Services (5.03%)
Bajaj Finance, Ltd.	2,837	52,732
Housing Development Finance Corp.	9,089	112,356
Power Finance Corp., Ltd.	17,737	55,000

		220,088

	Shares	Value (Note 2)

Insurance (0.91%)
MAX India, Ltd.(a)	12,586	$39,714

Real Estate (0.37%)
Oberoi Realty, Ltd.	3,949	16,399

TOTAL FINANCIALS		1,104,909

Industrials (8.88%)
Building Materials (2.09%)
Century Textiles & Industries, Ltd.	8,568	44,531
Shree Cement, Ltd.	838	46,931

		91,462

Engineering & Construction (5.80%)
Engineers India, Ltd.	12,500	53,701
GMR Infrastructure, Ltd.(a)	127,534	53,011
Larsen & Toubro, Ltd.	6,011	147,136

		253,848

Machinery Diversified (0.99%)
Thermax, Ltd.	5,022	43,598

TOTAL INDUSTRIALS		388,908

Technology (11.39%)
Computers (9.11%)
Infosys, Ltd.	4,292	170,890
MindTree, Ltd.	3,830	43,402
Redington India, Ltd.	43,976	53,743
Tata Consultancy Services, Ltd.	4,053	90,145
Wipro, Ltd.	6,678	40,604

		398,784

Software (2.28%)
HCL Technologies, Ltd.	5,000	46,462
Oracle Financial Services Software, Ltd.(a)	1,167	53,444

		99,906

TOTAL TECHNOLOGY		498,690

Utilities (2.25%)
Electric (2.25%)
CESC, Ltd.	10,055	53,656
Power Grid Corp. of India, Ltd.	20,961	44,636

		98,292

TOTAL UTILITIES		98,292

TOTAL COMMON STOCKS
(Cost $4,279,616)		4,139,502

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (0.36%)
Money Market Fund (0.36%)
Dreyfus Cash Advantage Fund, Institutional Class	0.146%	15,913	$15,913

TOTAL SHORT TERM INVESTMENTS
(Cost $15,913)			15,913

TOTAL INVESTMENTS (94.91%)
(Cost $4,295,529)			$4,155,415

Other Assets In Excess Of Liabilities (5.09%)			222,636

NET ASSETS (100.00%)			$4,378,051

(a) Non-Income Producing Security.

Common Abbreviations:

IDR - Indian Depository Receipt.

Ltd. - Limited.

PLC - Public Limited Company.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

ALPS | Red Rocks Listed Private Equity Fund
STATEMENT OF INVESTMENTS
July 31, 2012 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (99.30%)
Communications (3.99%)
Internet (3.99%)
Internet Capital Group, Inc.(a)	361,100	$3,228,234
Safeguard Scientifics, Inc.(a)	207,300	3,206,931

		6,435,165

TOTAL COMMUNICATIONS		6,435,165

Diversified (13.53%)
Holding Companies-Diversified Operations (13.53%)
Ackermans & van Haaren N.V.	64,000	4,907,449
Leucadia National Corp.	175,400	3,802,672
Remgro, Ltd.	141,000	2,400,504
Schouw & Co.	202,077	4,259,950
Wendel Investissement	89,500	6,410,162

		21,780,737

TOTAL DIVERSIFIED		21,780,737

Financials (79.25%)
Closed-End Funds (36.89%)
AP Alternative Assets LP(a)	502,379	5,325,217
Candover Investments PLC(a)	192,000	1,167,978
Castle Private Equity, Ltd.(a)	243,000	3,136,126
Conversus Capital LP	434,872	9,223,642
Electra Private Equity PLC(a)	284,600	7,607,836
Graphite Enterprise Trust PLC	837,000	5,050,582
HarbourVest Global Private Equity, Ltd.(a)	448,400	3,221,754
HBM Healthcare Investments AG, Class A(a)	54,600	2,804,661
HgCapital Trust PLC	201,000	2,914,220
HgCapital Trust PLC, Sub Shares(a)	32,520	10,896
Pantheon International Participations PLC, Ordinary Shares(a)	277,016	3,174,857
Pantheon International Participations PLC, Redeemable Shares(a)	135,200	1,589,790
Princess Private Equity Holding, Ltd.	607,805	4,636,650
Standard Life European Private Equity Trust PLC	990,573	2,189,815
SVG Capital PLC(a)	1,785,394	7,347,934

		59,401,958

Diversified Financial Services (16.15%)
Blackstone Group LP	519,200	7,190,920
Intermediate Capital Group PLC	1,095,000	4,461,925
KKR & Co. LP	509,200	7,123,708

	Shares	Value (Note 2)

Diversified Financial Services (continued)
Onex Corp.	189,800	$7,224,077

		26,000,630

Investment Companies (4.39%)
Hosken Consolidated Investments, Ltd.	189,600	1,935,968
Investor AB, B Shares	84,000	1,753,950
Ratos AB, B Shares	326,200	3,381,603

		7,071,521

Private Equity (19.07%)
3i Group PLC	900,000	2,940,642
Altamir Amboise	380,500	2,916,696
Apollo Global Management LLC, Class A	470,000	6,377,900
Aurelius AG	75,800	3,077,737
Bure Equity AB	536,453	1,759,082
The Carlyle Group LP	16,700	407,981
Deutsche Beteiligungs AG	111,700	2,270,448
Eurazeo	145,500	5,807,540
GIMV N.V.	91,900	4,019,791
IP Group PLC(a)	508,000	1,123,809

		30,701,626

Real Estate (2.75%)
Brookfield Asset Management, Inc., Class A	130,900	4,425,729

TOTAL FINANCIALS		127,601,464

Industrials (2.30%)
Miscellaneous Manufacturers (2.30%)
Fosun International, Ltd.	7,710,000	3,708,499

TOTAL INDUSTRIALS		3,708,499

Utilities (0.23%)
Electric (0.23%)
Brookfield Infrastructure Partners LP	11,000	365,970

TOTAL UTILITIES		365,970

TOTAL COMMON STOCKS
(Cost $155,951,239)		159,891,835

TOTAL INVESTMENTS (99.30%)
(Cost $155,951,239)		$159,891,835

Other Assets In Excess Of Liabilities (0.70%)		1,120,262

NET ASSETS (100.00%)		$161,012,097

(a)	Non-Income Producing Security.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

ALPS | WMC Value Intersection Fund
STATEMENT OF INVESTMENTS
July 31, 2012 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.93%)
Consumer Discretionary (8.35%)
Automobiles & Components (1.45%)
Ford Motor Co.	60,800	$561,792
TRW Automotive Holdings Corp.(a)	13,390	526,227

		1,088,019

Consumer Durables & Apparel (1.61%)
Hasbro, Inc.	12,190	436,646
PVH Corp.	9,710	771,265

		1,207,911

Media (2.13%)
News Corp., Class A	40,185	925,059
Viacom, Inc., Class B	14,420	673,558

		1,598,617

Retailing (3.16%)
Abercrombie & Fitch Co., Class A	14,312	483,746
Lowe’s Cos., Inc.	32,425	822,622
TJX Cos., Inc.	24,020	1,063,606

		2,369,974

TOTAL CONSUMER DISCRETIONARY		6,264,521

Consumer Staples (8.62%)
Food & Staples Retailing (1.63%)
CVS Caremark Corp.	27,135	1,227,859

Food Beverage & Tobacco (5.66%)
Altria Group, Inc.	32,880	1,182,694
The JM Smucker Co.	11,460	880,128
Lorillard, Inc.	9,620	1,237,517
Philip Morris International, Inc.	10,335	945,032

		4,245,371

Household & Personal Products (1.33%)
Energizer Holdings, Inc.(a)	12,825	997,400

TOTAL CONSUMER STAPLES		6,470,630

Energy (16.03%)
Energy (16.03%)
Anadarko Petroleum Corp.	11,350	788,144
Chevron Corp.	21,599	2,366,818
ConocoPhillips	21,270	1,157,939
ExxonMobil Corp.	28,644	2,487,731
Halliburton Co.	13,405	444,108
Marathon Oil Corp.	25,800	682,926
Marathon Petroleum Corp.	12,900	610,170
National Oilwell Varco, Inc.	9,685	700,225
Newfield Exploration Co.(a)	16,000	488,480

	Shares	Value (Note 2)
Energy (continued)
Occidental Petroleum Corp.	14,220	$1,237,567
Patterson-UTI Energy, Inc.	26,500	410,220
Phillips 66	17,420	654,992

TOTAL ENERGY		12,029,320

Financials (23.49%)
Banks (7.89%)
BB&T Corp.	28,840	904,711
PNC Financial Services Group, Inc.	14,000	827,400
US Bancorp	44,270	1,483,045
Wells Fargo & Co.	79,990	2,704,462

		5,919,618

Diversified Financials (9.79%)
Ameriprise Financial, Inc.	21,310	1,102,153
Bank of America Corp.	166,592	1,222,785
BlackRock, Inc.	3,980	677,635
Citigroup, Inc.	34,380	932,729
Invesco, Ltd.	39,050	864,177
JPMorgan Chase & Co.	57,180	2,058,480
SLM Corp.	30,500	487,695

		7,345,654

Insurance (4.85%)
ACE, Ltd.	21,060	1,547,910
Hartford Financial Services Group, Inc.	36,420	599,109
MetLife, Inc.	20,780	639,400
Prudential Financial, Inc.	11,910	575,015
Unum Group	14,800	279,572

		3,641,006

Real Estate (0.96%)
Forest City Enterprises, Inc., Class A(a)	51,300	723,843

TOTAL FINANCIALS		17,630,121

Health Care (13.83%)
Health Care Equipment & Services (3.95%)
Aetna, Inc.	14,750	531,885
Covidien PLC	12,570	702,412
McKesson Corp.	5,970	541,658
UnitedHealth Group, Inc.	23,350	1,192,951

		2,968,906

Pharmaceuticals, Biotechnology & Life Sciences (9.88%)
Amgen, Inc.	14,540	1,201,004
Eli Lilly & Co.	19,775	870,693
Forest Laboratories, Inc.(a)	27,153	910,983
Gilead Sciences, Inc.(a)	11,860	644,354
Merck & Co., Inc.	54,090	2,389,155
Thermo Fisher Scientific, Inc.	8,470	471,525

	Shares	Value (Note 2)

Pharmaceuticals, Biotechnology & Life Sciences (continued)
Watson Pharmaceuticals, Inc.(a)	11,890	$925,399

		7,413,113

TOTAL HEALTH CARE		10,382,019

Industrials (9.84%)
Capital Goods (7.46%)
The Boeing Co.	7,660	566,151
Caterpillar, Inc.	5,580	469,892
Dover Corp.	10,600	577,382
General Electric Co.	132,070	2,740,452
Parker Hannifin Corp.	6,550	526,096
United Technologies Corp.	9,680	720,579

		5,600,552

Commercial & Professional Services (1.79%)
Equifax, Inc.	14,500	679,180
Towers Watson & Co., Class A	11,310	663,106

		1,342,286

Transportation (0.59%)
United Continental Holdings, Inc.(a)	23,270	439,570

TOTAL INDUSTRIALS		7,382,408

Information Technology (7.84%)
Semiconductors & Semiconductor Equipment (0.49%)
Xilinx, Inc.	11,290	365,796

Software & Services (5.74%)
Accenture PLC, Class A	12,860	775,458
Activision Blizzard, Inc.	48,210	579,966
eBay, Inc.(a)	21,560	955,108
Oracle Corp.	24,300	733,860
Teradata Corp.(a)	4,380	296,176
Visa, Inc., Class A	7,490	966,734

		4,307,302

Technology Hardware & Equipment (1.61%)
Apple, Inc.	1,980	1,209,305

TOTAL INFORMATION TECHNOLOGY		5,882,403

Materials (2.09%)
Materials (2.09%)
The Dow Chemical Co.	38,658	1,112,578
Newmont Mining Corp.	10,311	458,530

TOTAL MATERIALS		1,571,108

	Shares	Value (Note 2)

Telecommunication Services (2.52%)
Telecommunication Services (2.52%)
AT&T, Inc.	49,795	$1,888,226

TOTAL TELECOMMUNICATION SERVICES		1,888,226

Utilities (6.32%)
Utilities (6.32%)
American Electric Power Co., Inc	22,570	953,357
NextEra Energy, Inc.	19,470	1,380,423
PG&E Corp.	25,820	1,191,851
Xcel Energy, Inc.	41,610	1,219,173

TOTAL UTILITIES		4,744,804

TOTAL COMMON STOCKS
(Cost $63,627,925)		74,245,560

EXCHANGE TRADED FUNDS (0.81%)
Equity Fund (0.81%)
iShares® Russell 1000® Value Index Fund	8,800	605,528

TOTAL EXCHANGE TRADED FUNDS
(Cost $578,242)		605,528

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (0.31%)
Money Market Fund (0.31%)
Fidelity Institutional Money Market - Money Market Portfolio - Class I	0.178%	229,390	229,390

TOTAL SHORT TERM INVESTMENTS
(Cost $229,390)			229,390

TOTAL INVESTMENTS (100.05%)
(Cost $64,435,557)			$75,080,478

Liabilities In Excess Of Other Assets (-0.05%)			(35,883)

NET ASSETS (100.00%)			$75,044,595

(a)	Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

PLC - Public Limited Company.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Clough China Fund
STATEMENT OF INVESTMENTS
July 31, 2012 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (90.58%)
Basic Materials (1.20%)
Mining (1.20%)
Zhaojin Mining Industry Co., Ltd., Class H	534,000	$662,113

TOTAL BASIC MATERIALS		662,113

Communications (15.93%)
Internet (3.08%)
Tencent Holdings, Ltd.	57,300	1,701,205

Telecommunications (12.85%)
China Mobile, Ltd.	267,900	3,126,133
SmarTone Telecommunications Holdings, Ltd.	328,955	691,615
VTech Holdings, Ltd.	280,600	3,289,136

		7,106,884

TOTAL COMMUNICATIONS		8,808,089

Consumer, Cyclical (18.88%)
Apparel (4.94%)
Prada SpA	107,300	736,862
Shenzhou International Group Holdings, Ltd.	965,000	1,698,772
Sitoy Group Holdings, Ltd.(a)	674,000	295,953

		2,731,587

Auto Manufacturers (4.77%)
Great Wall Motor Co., Ltd., Class H	1,180,000	2,637,643

Home Furnishings (1.80%)
Haier Electronics Group Co., Ltd.(a)	864,000	993,948

Retail (6.40%)
Belle International Holdings, Ltd.	258,000	474,117
Bosideng International Holdings, Ltd.	1,218,000	316,925
Giordano International, Ltd.	958,000	665,769
Golden Eagle Retail Group, Ltd.	122,000	219,857
SA SA International Holdings, Ltd.	1,698,000	1,029,115
Stelux Holdings International, Ltd.	3,476,000	831,431

		3,537,214

Textiles (0.97%)
Texwinca Holdings, Ltd.	574,000	540,000

TOTAL CONSUMER, CYCLICAL		10,440,392

	Shares	Value (Note 2)

Consumer, Non-Cyclical (9.87%)
Cosmetics/Personal Care (4.78%)
L’Occitane International SA	717,250	$1,865,021
Vinda International Holdings, Ltd.	475,000	778,065

		2,643,086

Food (3.65%)
Shenguan Holdings Group, Ltd.	1,592,600	889,644
Want Want China Holdings, Ltd.	933,000	1,127,558

		2,017,202

Household Products/Wares (1.44%)
Samsonite International SA	470,100	795,525

TOTAL CONSUMER, NON-CYCLICAL		5,455,813

Energy (2.61%)
Coal (1.51%)
China Shenhua Energy Co., Ltd., Class H	224,000	833,592

Oil & Gas (1.10%)
China Petroleum & Chemical Corp., Class H	675,000	607,943

TOTAL ENERGY		1,441,535

Financials (29.04%)
Banks (9.65%)
Bank of China, Ltd., Class H	3,771,300	1,434,448
BOC Hong Kong Holdings, Ltd.	185,000	565,837
China Construction Bank Corp., Class H	1,954,080	1,313,018
Industrial & Commercial Bank of China, Class H	3,545,967	2,021,886

		5,335,189

Diversified Financial Services (2.07%)
Haitong Securities Co., Ltd.(a)	938,400	1,144,287

Insurance (7.18%)
China Life Insurance Co., Ltd., Class H	680,000	1,866,657
Ping An Insurance Group Co. of China, Ltd., Class H	270,000	2,102,351

		3,969,008

Real Estate (10.14%)
China Overseas Grand Oceans Group, Ltd.	1,469,500	1,325,161
China Overseas Land & Investment, Ltd.	670,000	1,573,772
China Resources Land, Ltd.	300,000	604,277
Hang Lung Properties, Ltd.	162,000	572,366

	Shares	Value (Note 2)

Real Estate (continued)
Hysan Development Co., Ltd.	150,000	$631,612
Longfor Properties Co., Ltd.	326,500	478,339
Shimao Property Holdings, Ltd.	295,000	420,451

		5,605,978

TOTAL FINANCIALS		16,054,462

Industrials (11.33%)
Building Materials (0.66%)
China Resources Cement Holdings, Ltd.	700,000	366,628

Electrical Components & Equipment (2.07%)
Zhuzhou CSR Times Electric Co., Ltd., Class H	484,000	1,145,315

Engineering & Construction (5.76%)
Cheung Kong Infrastructure Holdings, Ltd.	52,000	315,042
China State Construction International Holdings, Ltd.	2,764,000	2,867,509

		3,182,551

Environmental Control (1.21%)
China Everbright International, Ltd.	1,296,000	668,817

Machinery-Diversified (1.63%)
CSR Corp., Ltd.	1,234,000	902,279

TOTAL INDUSTRIALS		6,265,590

Technology (1.72%)
Computers (1.72%)
Lenovo Group, Ltd.	1,380,000	951,655

TOTAL TECHNOLOGY		951,655

TOTAL COMMON STOCKS
(Cost $44,575,590)		50,079,649

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (6.24%)
Money Market Fund (6.24%)
Dreyfus Cash Management Fund, Institutional Class	0.096%	3,450,867	3,450,867

TOTAL SHORT TERM INVESTMENTS
(Cost $3,450,867)			3,450,867

Value (Note 2)

TOTAL INVESTMENTS (96.82%)
(Cost $48,026,457)	$53,530,516

Other Assets In Excess Of Liabilities (3.18%)	1,758,043

NET ASSETS (100.00%)	$ 55,288,559

(a)	Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

SA - Generally designated corporations in various countries, mostly those employing civil law.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Jefferies Asset Management Commodity Strategy Allocation Fund
CONSOLIDATED STATEMENT of INVESTMENTS
July 31, 2012 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (38.05%)
Australia (0.43%)
Fortescue Metals Group, Ltd.	31,313	$135,905
Iluka Resources, Ltd.	8,185	81,801
Incitec Pivot, Ltd.	217,502	710,858
Woodside Petroleum, Ltd.	2,517	89,272

		1,017,836

Bermuda (0.41%)
Bunge, Ltd.	14,575	958,598

Brazil (0.34%)
Companhia Siderurgica Nacional SA, ADR	54,439	281,994
Petroleo Brasileiro SA, ADR	20,006	392,718
Vale SA, ADR	6,929	125,068

		799,780

Canada (5.11%)
Cameco Corp.	5,126	107,133
Canadian Natural Resources, Ltd.	5,714	155,707
Eldorado Gold Corp.	41,882	452,744
Encana Corp.	9,656	214,846
Goldcorp, Inc.	40,926	1,474,973
IAMGOLD Corp.	46,257	515,303
Inmet Mining Corp.	11,484	456,795
Ivanhoe Mines, Ltd.(a)	41,698	351,931
Kinross Gold Corp.	23,912	198,709
Pan American Silver Corp.	30,943	462,288
Potash Corp. of Saskatchewan, Inc.	121,609	5,370,254
Silver Wheaton Corp.	9,052	249,292
Suncor Energy, Inc.	23,271	710,696
TransCanada Corp.	11,100	505,496
Viterra, Inc.	24,346	389,886
Yamana Gold, Inc.	31,369	464,575

		12,080,628

Chile (0.19%)
Sociedad Quimica y Minera de Chile SA, ADR	7,568	453,550

China (0.39%)
China Petroleum & Chemical Corp., Class H	245,224	222,623
China Shenhua Energy Co., Ltd., Class H	12,716	47,718
Jiangxi Copper Co., Ltd., Class H	80,185	177,024
PetroChina Co., Ltd., Class H	330,045	413,689
Zijin Mining Group Co., Ltd., Class H	214,020	68,721

		929,775

	Shares	Value (Note 2)

France (0.70%)
Total SA	35,634	$1,648,764

Germany (0.50%)
K+S AG	22,611	1,118,810
ThyssenKrupp AG	2,845	52,402

		1,171,212

Hong Kong (0.22%)
CNOOC, Ltd.	250,001	506,791

India (0.18%)
Reliance Industries, Ltd., GDR(b)	11,036	291,571
Sterlite Industries India, Ltd., ADR	18,542	142,403

		433,974

Israel (0.46%)
Israel Chemicals, Ltd.	63,134	747,228
The Israel Corp., Ltd.	574	328,514

		1,075,742

Italy (0.41%)
Eni SpA	46,942	972,640

Japan (0.25%)
Inpex Corp.	95	533,824
Nippon Steel Corp.	342	692
Sumitomo Metal Industries, Ltd.	40,000	59,392

		593,908

Jersey (0.16%)
Glencore International PLC	23,114	116,019
Randgold Resources, Ltd.	2,883	262,165

		378,184

Luxembourg (0.15%)
ArcelorMittal	13,969	224,555
Tenaris SA, ADR	3,321	127,128

		351,683

Mauritius (0.32%)
Golden Agri-Resources, Ltd.	1,267,586	753,788

Mexico (0.38%)
Grupo Mexico SAB de CV, Series B	43,837	123,285
Industrias Penoles SAB de CV	18,909	773,508

		896,793

Netherlands (0.84%)
CNH Global N.V.(a)	5,176	197,309
Nutreco Holding N.V.	6,228	447,211
Schlumberger, Ltd.	18,742	1,335,555

		1,980,075

	Shares	Value (Note 2)

Norway (0.56%)
Norsk Hydro ASA	15,744	$64,255
Yara International ASA	26,677	1,264,464

		1,328,719

Peru (0.13%)
Companhia de Minas Buenaventura SA, ADR	8,636	314,523

Russia (1.58%)
Gazprom OAO, ADR(a)	94,487	874,477
LUKOIL OAO, ADR(a)	13,839	781,904
Mechel Steel Group, ADR	1,616	10,472
MMC Norilsk Nickel, ADR(a)	10,014	154,716
NovaTek OAO, GDR(c)	1,021	115,475
Rosneft Oil Co., GDR(c)	25,572	153,943
Uralkali, GDR(c)	39,072	1,628,521

		3,719,508

Singapore (0.53%)
Olam International, Ltd.	258,948	383,927
Wilmar International, Ltd.	330,439	860,353

		1,244,280

South Africa (0.56%)
Anglo Platinum, Ltd.	435	22,340
AngloGold Ashanti, Ltd.	13,502	461,566
Gold Fields, Ltd.	22,451	290,663
Harmony Gold Mining Co., Ltd.	10,890	108,735
Impala Platinum Holdings, Ltd.	2,901	45,572
Kumba Iron Ore, Ltd.	1,186	73,821
Sasol, Ltd.	7,880	328,062

		1,330,759

South Korea (0.09%)
POSCO, ADR	2,758	219,344

Switzerland (2.09%)
Syngenta AG	13,568	4,637,551
Transocean, Ltd.	4,443	208,066
Weatherford International, Ltd.(a)	8,284	99,822

		4,945,439

United Kingdom (3.40%)
Anglo American PLC	21,707	646,629
Antofagasta PLC	4,044	67,969
BG Group PLC	53,040	1,049,457
BHP Billiton PLC	31,246	915,600
BP PLC	280,730	1,870,814
Kazakhmys PLC	24,771	273,801
Petropavlovsk PLC	10,162	67,697
Rio Tinto PLC	20,152	930,950
Royal Dutch Shell Plc, Class A	56,423	1,922,285
Xstrata PLC	21,739	289,060

		8,034,262

	Shares	Value (Note 2)

United States (17.67%)
AGCO Corp.(a)	17,067	$748,217
Agnico-Eagle Mines, Ltd.	6,706	293,924
Agrium, Inc.	23,575	2,238,682
Alcoa, Inc.	12,160	102,995
Allegheny Technologies, Inc.	357	10,721
Allied Nevada Gold Corp.(a)	2,120	54,802
Anadarko Petroleum Corp.	6,505	451,707
Apache Corp.	3,097	266,714
Archer-Daniels-Midland Co.	57,392	1,497,357
Baker Hughes, Inc.	7,483	346,613
Barrick Gold Corp.	50,444	1,658,599
Cameron International Corp.(a)	1,860	93,502
CF Industries Holdings, Inc.	9,837	1,925,691
Chevron Corp.	30,452	3,336,930
Cliffs Natural Resources, Inc.	3,127	127,863
Coeur d’Alene Mines Corp.(a)	55,022	897,409
ConocoPhillips	20,491	1,115,530
Deere & Co.	57,049	4,382,504
Devon Energy Corp.	6,637	392,379
EOG Resources, Inc.	3,288	322,257
Exxon Mobil Corp.	73,289	6,365,150
Freeport-McMoRan Copper & Gold, Inc.	7,154	240,875
Halliburton Co.	12,755	422,573
Hecla Mining Co.	5,069	22,811
Hess Corp.	1,990	93,848
Ingredion, Inc.	12,786	663,849
Intrepid Potash, Inc.(a)	9,180	214,261
Kinder Morgan, Inc.	4,090	146,463
Marathon Oil Corp.	14,565	385,536
Monsanto Co.	75,077	6,428,093
The Mosaic Co.	41,150	2,391,227
National Oilwell Varco, Inc.	4,921	355,788
Newmont Mining Corp.	25,492	1,133,629
Noble Energy, Inc.	1,556	136,041
Nucor Corp.	3,279	128,537
Occidental Petroleum Corp.	12,066	1,050,104
Peabody Energy Corp.	6,680	139,478
Pioneer Natural Resources Co.	797	70,638
Royal Gold, Inc.	1,885	142,657
Southern Copper Corp.	1,508	48,678
Southwestern Energy Co.(a)	6,739	224,072
Valero Energy Corp.	13,930	383,075
The Williams Co., Inc.	9,340	296,919

		41,748,698

TOTAL COMMON STOCKS
(Cost $86,385,676)		89,889,253

EXCHANGE TRADED FUNDS (3.17%)
iShares® Dow Jones US Basic Materials Sector Index Fund	30,000	1,911,600
iShares® Gold Trust(a)	218,898	3,441,077

	Shares	Value (Note 2)

EXCHANGE TRADED FUNDS (continued)
SPDR® Gold Trust(a)	13,688	$2,142,719

TOTAL EXCHANGE TRADED FUNDS
(Cost $7,665,957)		7,495,396

WARRANTS (0.00%)(d)
Canada (0.00%)(d)
Kinross Gold Corp., Strike Price $21.30, Expires 9/17/14(a)	19	8

United States (0.00%)
Magnum Hunter Resources, Inc.(a)	629	0

TOTAL WARRANTS
(Cost $70)		8

	Principal Amount	Value (Note 2)

GOVERNMENT BONDS (52.60%)
U.S. Treasury Bonds (52.60%)
United States Treasury Inflation Indexed Bonds
0.625%, 4/15/13(e)(f)	$11,340,852	11,404,644
1.875%, 7/15/13(e)(f)	10,498,455	10,792,086
2.000%, 1/15/14(f)	7,120,812	7,430,682
1.250%, 4/15/14	4,289,503	4,455,386
2.000%, 7/15/14	33,529,100	35,724,217
1.625%, 1/15/15(e)(f)	13,510,522	14,461,541
0.500%, 4/15/15(f)	5,753,213	6,023,792
1.875%, 7/15/15	8,565,948	9,402,464
0.125%, 4/15/16	17,700,400	18,611,687
0.125%, 4/15/17	5,565,010	5,940,648

		124,247,147

TOTAL GOVERNMENT BONDS
(Cost $124,583,120)		124,247,147

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (9.54%)
Money Market Fund (9.54%)
Dreyfus Treasury Prime Cash Management, Investor Shares	0.00004%	22,534,324	22,534,324

TOTAL SHORT TERM INVESTMENTS
(Cost $22,534,324)			22,534,324

TOTAL INVESTMENTS (103.36%)
(Cost $241,169,147)			$244,166,128

Liabilities in Excess of Other Assets - (-3.36%)			(7,929,680)

NET ASSETS - 100.00%			$236,236,448

(a)	Non-Income Producing Security.
(b)

Security exempt from registration under rule 144A of the securities act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the market value of those securities was $291,571, representing 0.12% of the Fund’s net assets.

(c)

These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At period end, the aggregate market value of those securities was $1,897,939, representing 0.80% of the Fund’s net assets.

(d)	Less than 0.005%.
(e)	Security, or portion of security, is being held as collateral for futures contracts.
(f)	Security, or portion of security, is being held as collateral for total return swap contracts.

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

GDR - Global Depositary Receipt.

Ltd. - Limited.

N.V. - Naamloze vennootschap.

PLC - Public Limited Co.

SA - Generally designated corporations in various countries, mostly those employing the civil law.

SAB de CV - A variable capital company.

SpA - Societa per Azioni.

SPDR - Standard & Poor’s Depository Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

FUTURES CONTRACTS

At July 31, 2012, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Appreciation

Platinum Future	Long	8	10/29/2012	$566,760	$6,813

				$566,760	$6,813

Description	Position	Contracts	Expiration Date	Value (Note 2)	Unrealized Depreciation

Gold 100 Oz. Future	Short	4	10/29/2012	$(644,960)	$(808)
Gold 100 Oz. Future	Long	12	12/27/2012	1,937,520	(49,195)
S&P 500 E-Mini Future	Short	105	09/21/2012	(7,216,650)	(390,114)

				$(15,640,280)	$(440,117)

SCHEDULE OF WRITTEN OPTIONS	Expiration Date	Exercise Price	Contracts	Value

Written Call Options
Natural Gas Option	08/2012	$3.35	(25)	$(33,000)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $32,500)				(33,000)

TOTAL RETURN SWAP CONTRACTS(a)
Swap Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Unrealized Appreciation

Bank of America - Merrill Lynch	CRB 3m Fwd TR Index	$96,849,182	0.48%	6/29/13	4,544,445
Bank of America - Merrill Lynch	ML eXtra Coffee GA6	5,053,453	0.10%	6/29/13	98,826
Bank of America - Merrill Lynch	ML eXtra Corn GA6	6,554,498	0.10%	6/29/13	1,604,314
Bank of America - Merrill Lynch	ML eXtra Silver GA6	906,445	0.10%	6/29/13	10,535
Bank of America - Merrill Lynch	MLCS Copper J-F3	(5,958,985)	0.10%	6/29/13	131,212
Bank of America - Merrill Lynch	MLCX Aluminum J-F3	5,396,404	0.10%	6/29/13	104,244
UBS	CRB 3m Fwd TR Index	41,324,962	0.40%	6/29/13	1,814,623

					$8,308,199

Swap Counterparty	Reference Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Unrealized Depreciation

Bank of America - Merrill Lynch	LME Zinc 3MO	$287,250	0.00%	6/29/13	(11,925)
Bank of America - Merrill Lynch	ML Aluminum GA6	5,396,404	0.10%	6/29/13	(108,353)
Bank of America - Merrill Lynch	MLCS Coffee J-F3	5,053,453	0.10%	6/29/13	(102,233)
Bank of America - Merrill Lynch	MLCS Corn J-F3	(6,554,498)	0.10%	6/29/13	(1,761,306)
Bank of America - Merrill Lynch	MLCS Silver J-F3	906,445	0.10%	6/29/13	(10,027)
Bank of America - Merrill Lynch	MLCX GoldT-F3	(6,304,459)	0.10%	6/29/13	(23,660)
Bank of America - Merrill Lynch	ML eXtra Copper GA6	5,958,985	0.10%	6/29/13	(124,993)

					$(2,142,497)

(a) The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The fund makes payments on any negative monthly return of such Reference Obligation.

RiverFront Global Growth Fund
STATEMENT OF INVESTMENTS
July 31, 2012 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (29.80%)
Basic Materials (0.58%)
Forest Products & Paper (0.58%)
MeadWestvaco Corp.	9,752	$276,957

TOTAL BASIC MATERIALS		276,957

Communications (4.89%)
Internet (1.00%)
VeriSign, Inc.(a)	10,853	482,090

Media (1.66%)
Scripps Networks Interactive, Inc., Class A	7,531	405,545
Time Warner, Inc.	10,019	391,943

		797,488

Telecommunications (2.23%)
Anixter International, Inc.	6,283	357,565
BCE, Inc.	7,578	322,368
QUALCOMM, Inc.	6,541	390,367

		1,070,300

TOTAL COMMUNICATIONS		2,349,878

Consumer Staples (0.88%)
Food & Staples Retailing (0.88%)
Wal-Mart Stores, Inc.	5,703	424,474

TOTAL CONSUMER STAPLES		424,474

Consumer, Cyclical (4.07%)
Hotels, Restaurants & Leisure (0.67%)
Penn National Gaming, Inc.(a)	8,264	321,635

Leisure Equipment & Products (0.71%)
Hasbro, Inc.	9,487	339,824

Retail (2.69%)
Cracker Barrel Old Country Store, Inc.	5,014	314,177
Family Dollar Stores, Inc.	4,724	312,162
McDonald’s Corp.	4,048	361,730
Nordstrom, Inc.	5,694	308,273

		1,296,342

TOTAL CONSUMER, CYCLICAL		1,957,801

Consumer, Non-cyclical (3.90%)
Commercial Services (0.46%)
Sotheby’s	7,493	219,920

	Shares	Value (Note 2)

Health Care Providers & Services (0.81%)
Johnson & Johnson	5,659	$391,716

Household Products/Wares (0.06%)
ACCO Brands Corp.(a)	3,162	26,782

Pharmaceuticals (2.57%)
Merck & Co., Inc.	15,304	675,978
Pfizer, Inc.	23,258	559,122

		1,235,100

TOTAL CONSUMER, NON-CYCLICAL		1,873,518

Energy (2.87%)
Oil & Gas (2.87%)
Chevron Corp.	5,959	652,987
ExxonMobil Corp.	4,086	354,869
Occidental Petroleum Corp.	3,317	288,679
Phillips 66	2,248	84,525

		1,381,060

TOTAL ENERGY		1,381,060

Financials (3.57%)
Banks (1.94%)
East West Bancorp, Inc.	18,706	407,791
PNC Financial Services Group, Inc.	8,857	523,449

		931,240

Diversified Financial Services (0.77%)
American Express Co.	6,416	370,267

Insurance (0.86%)
HCC Insurance Holdings, Inc.	13,473	412,813

TOTAL FINANCIALS		1,714,320

Industrials (4.36%)
Aerospace & Defense (0.98%)
L-3 Communications Holdings, Inc.	6,681	473,616

Containers & Packaging (1.23%)
Ball Corp.	14,241	591,856

Engineering & Construction (0.03%)
Engility Holdings, Inc.(a)	1,114	16,257

Hand & Machine Tools (0.74%)
Snap-on, Inc.	5,228	354,354

	Shares	Value (Note 2)

Miscellaneous Manufacturing (1.38%)
General Electric Co.	31,938	$662,713

TOTAL INDUSTRIALS		2,098,796

Technology (4.68%)
Computers & Peripherals (2.44%)
Apple, Inc.	1,415	864,225
Synopsys, Inc.(a)	10,182	308,413

		1,172,638

Software (2.24%)
CA, Inc.	8,997	216,558
Microsoft Corp.	20,492	603,899
Oracle Corp.	8,454	255,311

		1,075,768

TOTAL TECHNOLOGY		2,248,406

TOTAL COMMON STOCKS
(Cost $11,835,708)		14,325,210

EXCHANGE TRADED FUNDS (67.14%)
Emerging Markets (13.95%)
iShares® MSCI All Country Asia ex Japan Index Fund	28,525	1,511,255
iShares® MSCI Emerging Markets Index Fund	37,362	1,461,601
Vanguard MSCI Emerging Markets ETF	93,310	3,734,266

		6,707,122

Equity (45.54%)
Global X FTSE ASEAN 40 ETF	30,820	501,749
Health Care Select Sector SPDR® Fund(b)	14,035	538,804
iShares® MSCI ACWI Index Fund	23,078	860,579
iShares® MSCI EMU Index Fund	43,736	1,188,744
iShares® MSCI Germany Index Fund	55,677	1,125,232
iShares® MSCI Pacific ex-Japan Index Fund	19,448	832,763
iShares® MSCI United Kingdom Index Fund	83,113	1,365,546
iShares® Russell Microcap Index Fund	9,468	466,299
iShares® S&P SmallCap 600® Index Fund	45,627	3,317,083
Powershares DWA Technical Leaders Portfolio	26,557	704,026
PowerShares International Dividend Achievers Portfolio	66,240	971,476
PowerShares S&P® SmallCap Health Care Portfolio	10,902	376,664

	Shares	Value (Note 2)

Equity (continued)
SPDR® Dow Jones REIT ETF	38,699	$2,873,788
Utilities Select Sector SPDR® Fund(b)	20,939	794,007
Vanguard Consumer Staples ETF	7,595	686,512
Vanguard Large-Cap ETF	44,558	2,800,025
Vanguard MSCI European ETF	33,732	1,449,464
WisdomTree Emerging Markets Small-Cap Dividend Fund	23,872	1,039,626

		21,892,387

Growth (1.88%)
Wilshire Micro-Cap ETF	51,563	902,868

International Equity (4.79%)
iShares® MSCI Canada Index Fund	8,284	217,787
Vanguard MSCI EAFE ETF	65,948	2,087,254

		2,305,041

Micro-Cap (0.98%)
First Trust Dow Jones Select Micro-Cap Index Fund	22,323	471,685

TOTAL EXCHANGE TRADED FUNDS
(Cost $30,105,255)		32,279,103

7-Day Yield		Shares	Value (Note 2)

SHORT TERM INVESTMENTS (2.99%)
Money Market Fund (2.99%)
Dreyfus Cash Management Fund, Institutional Class	0.096%	1,440,002	1,440,002

TOTAL SHORT TERM INVESTMENTS
(Cost $1,440,002)			1,440,002

TOTAL INVESTMENTS (99.93%)
(Cost $43,380,965)			$48,044,315

Other Assets In Excess Of Liabilities (0.07%)			33,978

NET ASSETS (100.00%)			$48,078,293

(a)	Non-Income Producing Security.
(b)	Affiliated Company. See Note 3 to Quarterly Statement of Investments.

Common Abbreviations:

ACWI - All Country World Index.

ASEAN - Association of Southeast Asian Nations.

EAFE - Europe, Australia, and Far East.

ETF - Exchange Traded Fund.

EMU - European Monetary Union

FTSE - Financial Times and the London Stock

     Exchange.

MSCI - Morgan Stanley Capital International.

REIT - Real Estate Investment Trust.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

RiverFront Dynamic Equity Income Fund
STATEMENT OF INVESTMENTS
July 31, 2012 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (31.84%)
Basic Materials (1.05%)
Forest Products & Paper (1.05%)
MeadWestvaco Corp.	9,855	$279,882

TOTAL BASIC MATERIALS		279,882

Communications (4.47%)
Media (1.30%)
Time Warner, Inc.	8,903	348,285

Telecommunications (3.17%)
BCE, Inc.	8,845	376,266
QUALCOMM, Inc.	7,886	470,637

		846,903

TOTAL COMMUNICATIONS		1,195,188

Consumer Staples (1.57%)
Retail (1.57%)
Wal-Mart Stores, Inc.	5,648	420,381

TOTAL CONSUMER STAPLES		420,381

Consumer, Cyclical (4.27%)
Retail (2.96%)
McDonald’s Corp.	5,505	491,927
Nordstrom, Inc.	2,953	159,875
Tiffany & Co.	2,551	140,126

		791,928

Toys, Games & Hobbies (1.31%)
Hasbro, Inc.	9,740	348,887

TOTAL CONSUMER, CYCLICAL		1,140,815

Consumer, Non-cyclical (5.77%)
Healthcare Products (1.29%)
Johnson & Johnson	4,980	344,716

Household Products/Wares (0.10%)
ACCO Brands Corp.(a)	3,253	27,553

Pharmaceuticals (4.38%)
Merck & Co., Inc.	14,232	628,627
Pfizer, Inc.	22,576	542,727

		1,171,354

TOTAL CONSUMER, NON-CYCLICAL		1,543,623

	Shares	Value (Note 2)

Energy (3.01%)
Oil & Gas (3.01%)
Chevron Corp.	3,416	$374,325
Occidental Petroleum Corp.	3,986	346,902
Phillips 66	2,239	84,186

		805,413

TOTAL ENERGY		805,413

Financials (3.49%)
Banks (1.72%)
PNC Financial Services Group, Inc.	7,800	460,980

Diversified Financial Services (1.77%)
American Express Co.	8,209	473,741

TOTAL FINANCIALS		934,721

Industrials (3.39%)
Aerospace & Defense (1.24%)
L-3 Communications Holdings, Inc.	4,684	332,049

Engineering & Construction (0.04%)
Engility Holdings, Inc.(a)	781	11,398

Miscellaneous Manufacturing (2.11%)
General Electric Co.	27,176	563,902

TOTAL INDUSTRIALS		907,349

Technology (4.82%)
Computers (1.67%)
Apple, Inc.	729	445,244

Software (3.15%)
CA, Inc.	13,029	313,608
Microsoft Corp.	17,955	529,134

		842,742

TOTAL TECHNOLOGY		1,287,986

TOTAL COMMON STOCKS
(Cost $7,515,981)		8,515,358

EXCHANGE TRADED FUNDS (58.27%)
Aggressive Growth (5.98%)
Vanguard Dividend Appreciation ETF	9,201	531,818
WisdomTree LargeCap Dividend Fund	19,978	1,068,623

		1,600,441

	Shares	Value (Note 2)

Consumer Staples (1.73%)
Vanguard Consumer Staples ETF	5,132	$463,881

Debt (6.55%)
iShares® iBoxx $ High Yield Corporate Bond Fund	14,394	1,319,930
iShares® JPMorgan USD Emerging Markets Bond Fund	3,636	431,048

		1,750,978

Emerging Market Equity (5.16%)
Vanguard MSCI Emerging Markets ETF	24,373	975,408
WisdomTree Emerging Markets Small-Cap Dividend Fund	9,288	404,492

		1,379,900

Equity (20.79%)
Global X FTSE ASEAN 40 ETF	16,106	262,206
Health Care Select Sector SPDR® Fund(b)	14,772	567,097
iShares® MSCI Emerging Markets Index Fund	9,851	385,371
iShares® MSCI Pacific ex-Japan Index Fund	8,155	349,197
PowerShares International Dividend Achievers Portfolio	38,366	562,676
SPDR® Dow Jones REIT ETF	11,738	871,664
Utilities Select Sector SPDR® Fund(b)	17,239	653,703
Vanguard Large-Cap ETF	12,861	808,185
Vanguard MSCI European ETF	25,648	1,102,094

		5,562,193

Fixed Income / High Yield (10.96%)
SPDR® Barclays Capital High Yield Bond ETF	73,491	2,930,821

Mid-Cap (4.92%)
iShares® S&P Mid-Cap 400® Index Fund	13,989	1,315,526

Real Estate Investment Trusts (2.18%)
iShares® Dow Jones U.S. Real Estate Index Fund	8,912	583,112

TOTAL EXCHANGE TRADED FUNDS
(Cost $14,889,051)		15,586,852

	Shares	Value (Note 2)

EXCHANGE TRADED NOTES (1.23%)
Master Limited Partnerships (MLPs) (1.23%)
UBS E-TRACS Alerian MLP Infrastructure ETN	9,992	$329,337

TOTAL EXCHANGE TRADED NOTES
(Cost $314,907)		329,337

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (8.59%)
Money Market Fund (8.59%)
Dreyfus Cash Management Fund, Institutional Class	0.096%	2,298,026	2,298,026

TOTAL SHORT TERM INVESTMENTS
(Cost $2,298,026)			2,298,026

TOTAL INVESTMENTS (99.93%)
(Cost $25,017,965)			$26,729,573

Other Assets In Excess Of Liabilities (0.07%)			18,230

NET ASSETS (100.00%)			$26,747,803

(a) Non-Income Producing Security.

(b) Affiliated Company. See Note 3 to Quarterly Statement of Investments.

Common Abbreviations:

ASEAN - Association of Southeast Asian Nations.

ETF - Exchange Traded Fund.

ETN - Exchange Traded Note.

FTSE - Financial Times and the London Stock Exchange.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

REIT - Real Estate Investment Trust.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

RiverFront Global Allocation Fund
STATEMENT OF INVESTMENTS
July 31, 2012 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (25.14%)
Basic Materials (0.60%)
Forest Products & Paper (0.60%)
MeadWestvaco Corp.	3,942	$111,953

TOTAL BASIC MATERIALS		111,953

Communications (4.10%)
Internet (0.75%)
VeriSign, Inc.(a)	3,153	140,056

Media (1.28%)
Scripps Networks Interactive, Inc., Class A	2,320	124,932
Time Warner, Inc.	2,908	113,761

		238,693

Telecommunications (2.07%)
Anixter International, Inc.	1,910	108,698
BCE, Inc.	2,676	113,837
QUALCOMM, Inc.	2,711	161,793

		384,328

TOTAL COMMUNICATIONS		763,077

Consumer Staples (0.80%)
Retail (0.80%)
Wal-Mart Stores, Inc.	2,009	149,530

TOTAL CONSUMER STAPLES		149,530

Consumer, Cyclical (3.40%)
Entertainment (0.55%)
Penn National Gaming, Inc.(a)	2,648	103,060

Retail (2.32%)
Cracker Barrel Old Country Store, Inc.	1,473	92,298
Family Dollar Stores, Inc.	1,404	92,776
McDonald’s Corp.	1,371	122,513
Nordstrom, Inc.	2,275	123,168

		430,755

Toys, Games & Hobbies (0.53%)
Hasbro, Inc.	2,740	98,147

TOTAL CONSUMER, CYCLICAL		631,962

Consumer, Non-cyclical (3.38%)
Commercial Services (0.38%)
Sotheby’s	2,437	71,526

	Shares	Value (Note 2)

Healthcare Products (0.61%)
Johnson & Johnson	1,626	$112,552

Household Products/Wares (0.06%)
ACCO Brands Corp.(a)	1,300	11,011

Pharmaceuticals (2.33%)
Merck & Co., Inc.	4,741	209,410
Pfizer, Inc.	9,293	223,403

		432,813

TOTAL CONSUMER, NON-CYCLICAL		627,902

Energy (2.86%)
Oil & Gas (2.86%)
Chevron Corp.	2,444	267,814
ExxonMobil Corp.	1,606	139,481
Occidental Petroleum Corp.	1,090	94,863
Phillips 66	802	30,155

		532,313

TOTAL ENERGY		532,313

Financials (2.74%)
Banks (1.49%)
East West Bancorp, Inc.	5,442	118,636
PNC Financial Services Group, Inc.	2,671	157,856

		276,492

Diversified Financial Services (0.68%)
American Express Co.	2,206	127,308

Insurance (0.57%)
HCC Insurance Holdings, Inc.	3,450	105,708

TOTAL FINANCIALS		509,508

Industrials (3.27%)
Aerospace & Defense (0.73%)
L-3 Communications Holdings, Inc.	1,921	136,180

Engineering & Construction (0.03%)
Engility Holdings, Inc.(a)	320	4,675

Hand & Machine Tools (0.54%)
Snap-on, Inc.	1,472	99,772

Miscellaneous Manufacturing (1.04%)
General Electric Co.	9,335	193,701

	Shares	Value (Note 2)

Packaging & Containers (0.93%)
Ball Corp.	4,161	$172,931

TOTAL INDUSTRIALS		607,259

Technology (3.99%)
Computers (1.75%)
Apple, Inc.	532	324,924

Computers & Peripherals (0.50%)
Synopsys, Inc.(a)	3,083	93,384

Software (1.74%)
CA, Inc.	2,693	64,821
Microsoft Corp.	6,186	182,301
Oracle Corp.	2,534	76,527

		323,649

TOTAL TECHNOLOGY		741,957

TOTAL COMMON STOCKS
(Cost $4,073,159)		4,675,461

EXCHANGE TRADED FUNDS (67.38%)
Aggressive Growth (2.39%)
WisdomTree LargeCap Dividend Fund	8,296	443,753

Debt (2.09%)
iShares® iBoxx $ High Yield Corporate Bond Fund	2,041	187,160
iShares® JPMorgan USD Emerging Markets Bond Fund	1,706	202,246

		389,406

Emerging Market Equity (9.33%)
iShares® MSCI All Country Asia ex Japan Index Fund	5,280	279,735
iShares® MSCI Emerging Markets Index Fund	10,336	404,344
Vanguard MSCI Emerging Markets ETF	26,251	1,050,565

		1,734,644

Equity (35.24%)
Global X FTSE ASEAN 40 ETF	11,825	192,511
Health Care Select Sector SPDR® Fund(b)	5,588	214,524
iShares® MSCI ACWI ex US Index Fund	8,897	331,769
iShares® MSCI Germany Index Fund	16,495	333,364
iShares® MSCI Pacific ex-Japan Index Fund	5,655	242,147

	Shares	Value (Note 2)

Equity (continued)
iShares® Russell Microcap Index Fund	6,491	$319,682
iShares® S&P SmallCap 600® Index Fund	15,263	1,109,620
Powershares DWA Technical Leaders Portfolio	10,377	275,094
PowerShares International Dividend Achievers Portfolio	18,634	273,286
PowerShares S&P® SmallCap Health Care Portfolio	3,179	109,835
SPDR® Dow Jones REIT ETF	11,078	822,652
Vanguard Consumer Staples ETF	2,275	205,637
Vanguard Large-Cap ETF	27,346	1,718,423
WisdomTree Emerging Markets Small-Cap Dividend Fund	9,300	405,015

		6,553,559

Fixed Income / Corporate Bonds (2.48%)
Vanguard Short-Term Corporate Bond ETF	5,789	461,499

Fixed Income / High Yield (7.28%)
PowerShares Fundamental High Yield Corporate Bond Portfolio	16,295	307,324
SPDR® Barclays Capital High Yield Bond ETF	26,255	1,047,049

		1,354,373

International Equity (7.31%)
iShares® MSCI Canada Index Fund	3,213	84,470
iShares® MSCI United Kingdom Index Fund	32,553	534,846
Vanguard MSCI EAFE ETF	23,402	740,673

		1,359,989

Utilities (1.26%)
Utilities Select Sector SPDR® Fund(b)	6,184	234,497

TOTAL EXCHANGE TRADED FUNDS
(Cost $12,240,133)		12,531,720

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (7.44%)
Money Market Fund (7.44%)
Dreyfus Cash Management Fund, Institutional Class	0.096%	1,383,359	1,383,359

TOTAL SHORT TERM INVESTMENTS (Cost $1,383,359)			1,383,359

	7-Day Yield	Shares	Value (Note 2)

TOTAL INVESTMENTS (99.96%) (Cost $17,696,651)			$18,590,540
Other Assets In Excess Of Liabilities (0.04%)			8,254

NET ASSETS (100.00%)			$18,598,794

(a) Non-Income Producing Security.

(b) Affiliated Company. See Note 3 to Quarterly Statement of Investments.

Common Abbreviations:

ASEAN - Association of Southeast Asian Nations.

ACWI - All Country World Index.

EAFE - Europe, Australia, and Far East.

ETF - Exchange Traded Fund.

FTSE - Financial Times and the London Stock Exchange.

MSCI - Morgan Stanley Capital International.

REIT - Real Estate Investment Trust.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

RiverFront Moderate Growth & Income Fund
STATEMENT OF INVESTMENTS
July 31, 2012 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (26.01%)
Basic Materials (0.87%)
Forest Products & Paper (0.87%)
MeadWestvaco Corp.	23,379	$663,964

TOTAL BASIC MATERIALS		663,964

Communications (3.86%)
Media (1.02%)
Time Warner, Inc.	20,031	783,613

Telecommunications (2.84%)
BCE, Inc.	23,895	1,016,493
QUALCOMM, Inc.	19,329	1,153,555

		2,170,048

TOTAL COMMUNICATIONS		2,953,661

Consumer Staples (1.31%)
Retail (1.31%)
Wal-Mart Stores, Inc.	13,469	1,002,498

TOTAL CONSUMER STAPLES		1,002,498

Consumer, Cyclical (3.52%)
Retail (2.53%)
McDonald’s Corp.	13,814	1,234,419
Nordstrom, Inc.	7,051	381,741
Tiffany & Co.	5,778	317,386

		1,933,546

Toys, Games & Hobbies (0.99%)
Hasbro, Inc.	21,203	759,491

TOTAL CONSUMER, CYCLICAL		2,693,037

Consumer, Non-cyclical (4.71%)
Healthcare Products (1.00%)
Johnson & Johnson	11,070	766,265

Household Products/Wares (0.09%)
ACCO Brands Corp.(a)	7,846	66,456

Pharmaceuticals (3.62%)
Merck & Co., Inc.	33,396	1,475,101
Pfizer, Inc.	53,900	1,295,756

		2,770,857

TOTAL CONSUMER, NON-CYCLICAL		3,603,578

	Shares	Value (Note 2)

Energy (2.38%)
Oil & Gas (2.38%)
Chevron Corp.	7,619	$834,890
Occidental Petroleum Corp.	8,982	781,703
Phillips 66	5,371	201,950

		1,818,543

TOTAL ENERGY		1,818,543

Financials (2.83%)
Banks (1.51%)
PNC Financial Services Group, Inc.	19,478	1,151,150

Diversified Financial Services (1.32%)
American Express Co.	17,525	1,011,367

TOTAL FINANCIALS		2,162,517

Industrials (2.58%)
Aerospace & Defense (0.96%)
L-3 Communications Holdings, Inc.	10,352	733,853

Engineering & Construction (0.03%)
Engility Holdings, Inc.(a)	1,721	25,127

Miscellaneous Manufacturing (1.59%)
General Electric Co.	58,370	1,211,177

TOTAL INDUSTRIALS		1,970,157

Technology (3.95%)
Computers (1.49%)
Apple, Inc.	1,867	1,140,289

Software (2.46%)
CA, Inc.	29,249	704,023
Microsoft Corp.	40,084	1,181,276

		1,885,299

TOTAL TECHNOLOGY		3,025,588

TOTAL COMMON STOCKS (Cost $17,634,997)		19,893,543

EXCHANGE TRADED FUNDS (60.54%)
Aggressive Growth (4.46%)
Vanguard Dividend Appreciation ETF	58,984	3,409,275

Consumer Staples (1.27%)
Vanguard Consumer Staples ETF	10,807	976,845

	Shares	Value (Note 2)

Debt (12.65%)
iShares® Barclays 1-3 Year Credit Bond Fund	10,856	$1,142,920
iShares® iBoxx $ High Yield Corporate Bond Fund	42,334	3,882,028
iShares® JPMorgan USD Emerging Markets Bond Fund	26,538	3,146,080
PowerShares Senior Loan Portfolio	61,235	1,504,544

		9,675,572

Emerging Market Equity (6.41%)
Vanguard MSCI Emerging Markets ETF	122,537	4,903,931

Equity (13.45%)
Health Care Select Sector SPDR® Fund(b)	34,980	1,342,882
iShares® MSCI Emerging Markets Index Fund	40,434	1,581,778
iShares® MSCI Pacific ex-Japan Index Fund	17,521	750,249
iShares® S&P Mid-Cap 400® Index Fund	7,986	751,003
PowerShares International Dividend Achievers Portfolio	75,099	1,101,402
SPDR® Dow Jones REIT ETF	44,414	3,298,184
Utilities Select Sector SPDR® Fund(b)	38,565	1,462,385

		10,287,883

Fixed Income / Corporate Bonds (7.65%)
Vanguard Short-Term Corporate Bond ETF	73,397	5,851,209

Fixed Income / High Yield (14.65%)
PowerShares Fundamental High Yield Corporate Bond Portfolio	221,818	4,183,487
SPDR® Barclays Capital High Yield Bond ETF	176,068	7,021,592

		11,205,079

TOTAL EXCHANGE TRADED FUNDS (Cost $44,476,391)		46,309,794

EXCHANGE TRADED NOTES (1.13%)
Master Limited Partnerships (MLPs) (1.13%)
UBS E-TRACS Alerian MLP Infrastructure ETN	26,125	861,080

TOTAL EXCHANGE TRADED NOTES (Cost $827,225)		861,080

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (12.27%)
Money Market Fund (12.27%)
Dreyfus Cash Management Fund, Institutional Class	0.096%	9,387,550	$9,387,550

TOTAL SHORT TERM INVESTMENTS (Cost $9,387,550)			9,387,550

TOTAL INVESTMENTS (99.95%) (Cost $72,326,163)			$76,451,967

Other Assets In Excess Of Liabilities (0.05%)			38,465

NET ASSETS (100.00%)			$76,490,432

(a) Non-Income Producing Security.

(b) Affiliated Company. See Note 3 to Quarterly Statement of Investments.

Common Abbreviations:

ETF - Exchange Traded Fund.

ETN - Exchange Traded Note.

MLP - Master Limited Partnership.

MSCI - Morgan Stanley Capital International.

REIT - Real Estate Investment Trust.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

July 31, 2012 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993 and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). ALPS | Kotak India Growth Fund, ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Value Intersection Fund, Clough China Fund, Jefferies Asset Management Commodity Strategy Allocation Fund, RiverFront Global Growth Fund (prior to January 1, 2012 known as RiverFront Long-Term Growth Fund), RiverFront Dynamic Equity Income Fund (prior to January 1, 2012 known as RiverFront Long-Term Growth and Income Fund), RiverFront Global Allocation Fund (prior to January 1, 2012 known as RiverFront Moderate Growth Fund), and RiverFront Moderate Growth & Income Fund (each, a “Fund” and collectively, the “Funds”) are nine of twenty-three separate funds offered to the public under the Trust as of July 31, 2012.

ALPS | Kotak India Growth Fund seeks to achieve long-term capital appreciation. ALPS | Red Rocks Listed Private Equity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream ALPS | WMC Value Intersection Fund seeks long-term capital appreciation. Dividend income may be a factor in portfolio selection but is secondary to the Fund’s principal objective. The Clough China Fund seeks to provide investors with long-term capital appreciation. The Jefferies Asset Management Commodity Strategy Allocation Fund seeks to maximize real returns, consistent with prudent investment management. The RiverFront Global Growth Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The RiverFront Dynamic Equity Income Fund seeks to achieve long-term growth and income through a combination of capital appreciation and rising dividend payments that exceeds the average yield on global stocks generally. The RiverFront Global Allocation Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Total investment return means the combination of capital appreciation and investment income. The RiverFront Moderate Growth & Income Fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks in general and (2) to provide a growing stream of income over the years. The Fund’s secondary objective is to provide growth of capital.

The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

On September 24, 2010, RiverFront Long-Term Growth Fund (the “Predecessor RiverFront Fund”), a series of Baird Funds, Inc., participated in a tax-free reorganization whereby the Predecessor RiverFront Fund merged into the newly created RiverFront Long-Term Growth Fund, a series of the Financial Investors Trust. For financial reporting purposes, the Predecessor RiverFront Fund was considered the acquirer and as such the Fund has carried over the historic performance and financial results of the Predecessor RiverFront Fund. The Predecessor RiverFront Fund commenced operations on October 28, 2008.

Basis of Consolidation for the ALPS | Kotak India Growth Fund

ALPS | Kotak India Growth Fund, (the “Kotak Fund”) invests in the equity securities of Indian companies through its wholly owned, collective investment vehicle, the India Premier Equity Portfolio (the “Portfolio”). The Portfolio is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Kotak Fund’s purchase of securities of a wide selection of Indian companies, consistent with the Kotak Fund’s investment strategies. The Portfolio is a private company limited by shares incorporated under the Mauritius Companies Act 2001. As a wholly owned subsidiary of the Kotak Fund, financial statements of the Portfolio are included in the consolidated financial statements and financial highlights of the Kotak Fund. All investments held by the Portfolio are disclosed in the accounts of the Kotak Fund.

The Portfolio established residency in Mauritius allowing the Fund to receive the beneficial tax treatment under the Treaty between India and Mauritius. If the benefits of the Treaty are denied or if the Portfolio is held to have a permanent establishment in India, gains derived by the Portfolio due to the sale of securities, may be subject to taxation in India. Currently, India has introduced legislation on General Anti-Avoidance Rules (“GAAR”) which contain treaty override provisions. The GAAR may be used by the Indian tax authorities to declare any arrangement whose main purpose or one of the main purposes is to obtain a tax benefit, as an “impermissible avoidance arrangement”. Originally, GAAR was to be effective from April 1, 2012; however GAAR has been deferred until April 1, 2013.

Basis of Consolidation for the Jefferies Asset Management Commodity Strategy Allocation Fund

Jefferies Asset Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the Jefferies Asset Management Commodity Strategy Fund (“the Jefferies Fund”). The Subsidiary acts as an investment vehicle for the Jefferies Fund in order to effect certain commodity-related investments on behalf of the Jefferies Fund. Jefferies Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the Jefferies Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Jefferies Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Jefferies Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the Jefferies Fund. All investments held by the Subsidiary are disclosed in the accounts of the Jefferies Fund. As of July 31, 2012, net assets of the Jefferies Fund were $236,236,448, of which $48,278,752, or 20.44%, represented the Jefferies Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Treasury Inflation Protected-Securities: The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/ deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 - Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of July 31, 2012:

ALPS | Kotak India Growth Fund

Investments in Securities at Value	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Basic Materials	$–	$224,419	$–	$224,419
Communications	–	161,637	–	161,637
Consumer, Cyclical	–	434,803	–	434,803
Consumer, Non-cyclical	–	824,131	–	824,131
Energy	67,016	336,697	–	403,713
Financials	–	1,104,909	–	1,104,909
Industrials	46,931	341,977	–	388,908
Technology	–	498,690	–	498,690
Utilities	–	98,292	–	98,292
Short Term Investments	15,913	–	–	15,913

TOTAL	$129,860	$4,025,555	$–	$4,155,415

ALPS | Red Rocks Listed Private Equity Fund

Investments in Securities at Value	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

Common Stocks(a)	$159,891,835	$–	$–	$159,891,835
Total	$159,891,835	$–	$–	$159,891,835

ALPS | WMC Value Intersection Fund

Investments in Securities at Value	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

Common Stocks(a)	$74,245,560	$–	$–	$74,245,560
Exchange Traded Funds	605,528	–	–	605,528
Short Term Investments	229,390	–	–	229,390

Total	$75,080,478	$–	$–	$75,080,478

Clough China Fund

Investments in Securities at Value*	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

Common Stocks	$–	$50,079,649	$–	$50,079,649
Short Term Investments	3,450,867	–	–	3,450,867

Total	$3,450,867	$50,079,649	$–	$53,530,516

Jefferies Asset Management Commodity Strategy Allocation Fund

Investments in Securities at Value	Level 1 – Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$89,889,253	$–	$–	$89,889,253
Exchange Traded Funds	7,495,396	–	–	7,495,396
Government Bonds	–	124,247,147	–	124,247,147
Warrants	8	–	–	8
Short Term Investments	22,534,324	–	–	22,534,324

TOTAL	$119,918,981	$124,247,147	$–	$244,166,128

Other Financial Instruments
Assets:
Futures Contracts	$6,813	$–	$–	$6,813
Total Return Swap Contracts	–	8,308,199	–	8,308,199
Liabilities:
Futures Contracts	(440,117)	–	–	(440,117)
Options	(33,000)	–	–	(33,000)
Total Return Swap Contracts	–	(2,142,497)	–	(2,142,497)

TOTAL	$(466,304)	$6,165,702	$–	$5,731,898

RiverFront Dynamic Equity Income Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks(a)	$8,515,358	$–	$–	$8,515,358
Exchange Traded Funds	15,586,852	–	–	15,586,852
Exchange Traded Notes	329,337	–	–	329,337
Short Term Investments	2,298,026	–	–	2,298,026

Total	$26,729,573	$–	$–	$26,729,573

RiverFront Global Growth Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks(a)	$14,325,210	$–	$–	$14,325,210
Exchange Traded Funds	32,279,103	–	–	32,279,103
Short Term Investments	1,440,002	–	–	1,440,002

Total	$48,044,315	$–	$–	$48,044,315

RiverFront Moderate Growth & Income Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks(a)	$19,893,543	$–	$–	$19,893,543
Exchange Traded Funds	46,309,794	–	–	46,309,794
Exchange Traded Notes	861,080	–	–	861,080
Short Term Investments	9,387,550	–	–	9,387,550

Total	$76,451,967	$–	$–	$76,451,967

RiverFront Global Allocation Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks(a)	$4,675,461	$–	$–	$4,675,461
Exchange Traded Funds	12,531,720	–	–	12,531,720
Short Term Investments	1,383,359	–	–	1,383,359

Total	$18,590,540	$–	$–	$18,590,540

The Funds recognize transfers between levels as of the end of the fiscal year. For the three months ended July 31, 2012, the Funds did not have any transfers between Level 1 and Level 2 securities, except ALPS | Kotak India Growth Fund which utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to it net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: The Jefferies Asset Management Commodity Strategy Allocation Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the Jefferies Asset Management Commodity Strategy Allocation Fund primarily enters into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Jefferies Asset Management Commodity Strategy Allocation Fund and/or the termination value at the end of the contract.

Therefore, the Jefferies Asset Management Commodity Strategy Allocation Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities.

The Jefferies Asset Management Commodity Strategy Allocation Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Jefferies Asset Management Commodity Strategy Allocation Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Jefferies Asset Management Commodity Strategy Allocation Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations.

The Jefferies Asset Management Commodity Strategy Allocation Fund invests in total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Swap agreements held at July 31, 2012 are disclosed in the Statement of Investments.

The number of swap contracts held at July 31, 2012 is representative of swap contract activity during the three months ended July 31, 2012.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of July 31, 2012, Jefferies Asset Management Commodity Strategy Allocation Fund had futures contracts outstanding with a net unrealized appreciation/(depreciation) of ($433,304). The other Funds held no futures contracts at July 31, 2012. The number of futures contracts held at July 31, 2012 is representative of futures contracts activity during the three months ended July 31, 2012.

Unrealized Appreciation and Depreciation on Investments: As of July 31, 2012, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes

ALPS | Kotak India Growth Fund	(96,965)	(412,362)	(509,327)	4,664,742
ALPS | Red Rocks Listed Private Equity Fund	8,292,234	(11,400,499)	(3,108,265)	163,000,132
ALPS | WMC Value Intersection Fund	13,829,104	(3,499,598)	10,329,506	64,750,972
Clough China Fund	5,288,458	(1,163,855)	4,124,603	49,405,913
Jefferies Asset Management Commodity Strategy Allocation Fund	3,759,897	(8,035,478)	(4,275,581)	248,441,709
RiverFront Global Growth Fund	5,083,303	(465,874)	4,617,429	43,426,886
RiverFront Dynamic Equity Income Fund	1,821,334	(183,052)	1,638,282	25,091,291
RiverFront Global Allocation Fund	1,022,392	(273,926)	748,466	17,842,074
RiverFront Moderate Growth and Income	4,268,322	(219,005)	4,049,317	72,402,650

3. TRANSACTIONS WITH AFFILIATES

For the three months ended July 31, 2012, the following Funds recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

RiverFront Global Growth Fund

Security Name	Share Balance April 30, 2012	Purchases	Sales	Share Balance July 31, 2012	Dividend Income	Realized Gain/(Loss)	Market Value July 31, 2012

Consumer Discretionary Select Sector SPDR® Fund	17,524	-	17,524	-	$2,526	$114,259	$-

Health Care Select Sector SPDR® Fund	14,866	-	831	14,035	2,827	1,120	538,804

Utilities Select Sector SPDR® Fund	-	22,249	1,310	20,939	7,270	444	794,007

					$12,623	$115,823	$1,332,811

RiverFront Dynamic Equity Income Fund

Security Name	Share Balance April 30, 2012	Purchases	Sales	Share Balance July 31, 2012	Dividend Income	Realized Loss	Market Value July 31, 2012

Consumer Discretionary Select Sector SPDR® Fund	-	7,432	7,432	-	$1,095	$(3,850)	$-

Health Care Select Sector SPDR® Fund	15,042	111	381	14,772	2,935	15	567,097

Utilities Select Sector SPDR® Fund	17,503	141	405	17,239	5,904	(4)	653,703

					$9,934	$(3,839)	$1,220,800

RiverFront Global Allocation Fund

Security Name	Share Balance April 30, 2012	Purchases	Sales	Share Balance July 31, 2012	Dividend Income	Realized Gain	Market Value July 31, 2012

Consumer Discretionary Select Sector SPDR® Fund	5,993	-	5,993	-	$910	$39,069	$-

Health Care Select Sector SPDR® Fund	5,588	-	-	5,588	1,110	-	214,524

Utilities Select Sector SPDR® Fund	-	6,184		6,184	2,118	-	234,497

					$4,138	$39,069	$449,021

RiverFront Moderate Growth & Income Fund

Security Name	Share Balance April 30, 2012	Purchases	Sales	Share Balance July 31, 2012	Dividend Income	Realized Gain/(Loss)	Market Value July 31, 2012

Consumer Discretionary Select Sector SPDR® Fund	-	16,595	16,595	-	$2,492	$(18,487)	$-

Health Care Select Sector SPDR® Fund	33,164	1,816	-	34,980	6,605	-	1,342,882

Utilities Select Sector SPDR® Fund	36,892	1,673	-	38,565	12,721	-	1,462,385

					$21,818	$(18,487)	$2,805,267

The above securities are deemed affiliated investment companies because the Fund’s Distributor, ALPS Distributors, Inc. (the “Distributor” or “ADI”) is also the distributor of the Select Sector SPDR exchange traded funds (the “Underlying Sector ETFs”). As required by exemptive relief obtained by the Underlying Sector ETFs, the Adviser will reimburse the Fund an amount equal to the distribution fee received by ADI from the Underlying Sector ETFs attributable to the Fund’s investment in the Underlying Sector ETFs, for so long as ADI acts as the distributor to the Fund and the Underlying Sector ETFs.

ASPEN MANAGED FUTURES STRATEGY FUND

CONSOLIDATED STATEMENT OF INVESTMENTS

July 31, 2012 (UNAUDITED)

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (18.28%)
MONEY MARKET FUND (18.28%)
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	0.010%	9,384,355	$9,384,354
HighMark 100% U.S. Treasury Money Market Fund	0.000%	9,384,355	9,384,355

			18,768,709

TOTAL SHORT TERM INVESTMENTS (Cost $18,768,709)			18,768,709

TOTAL INVESTMENTS (18.28%) (Cost $18,768,709)			$18,768,709

Other Assets In Excess Of Liabilities (81.72%)			83,879,346	(a)

NET ASSETS (100.00%)			$102,648,055

(a)	Includes cash which is being held as collateral for futures contracts.

Percentages are stated as a percent of net assets.

FUTURES CONTRACTS

At July 31, 2012, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation

Australian Dollar Currency Future	Long	122	09/18/12	$12,770,960	$424,168
Canadian 10 Year Bond Future	Long	141	09/20/12	19,534,866	108,537
Corn Future	Long	66	09/15/12	2,661,450	522,310
Crude Oil Future	Short	20	08/22/12	(1,761,200)	42,131
Euro FX Currency Future	Short	82	09/18/12	(12,620,825)	103,553
Euro-Bond Future	Long	111	09/07/12	19,744,654	30,567
Long Gilt Future	Long	102	09/27/12	19,491,016	265,366
New Zealand Dollar Future	Long	107	09/18/12	8,641,320	210,923
S&P 500® Emini Future	Long	43	09/22/12	2,955,390	19,892
Soybean Future	Long	32	09/15/12	2,650,800	95,990
Swiss Franc Currency Future	Short	66	09/18/12	(8,462,025)	50,961
U.S. 10-Year Treasury Notes Future	Long	144	09/20/12	19,390,507	85,394

				$84,996,913	$1,959,792

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation

Canadian Dollar Currency Future	Short	42	09/19/12	$(4,184,040)	$(49,712)
Copper Future	Short	11	09/27/12	(939,813)	(17,451)
Euro STOXX 50 Index Future	Short	110	09/22/12	(3,150,823)	(234,641)
FTSE 100 IDX Future	Long	17	09/22/12	1,494,183	(4,866)
Gold 100 Oz Future	Short	6	12/31/12	(968,760)	(921)
Heating Oil Future	Short	14	09/01/12	(1,674,624)	(813)
Japanese Yen Currency Future	Short	2	09/18/12	(320,175)	(4,495)
Nikkei 225 Index Future	Short	68	09/14/12	(2,927,400)	(33,352)
Silver Future	Short	12	09/27/12	(1,674,840)	(49,852)
Sugar No. 11 (World) Future	Long	32	09/29/12	811,418	(11,575)

				$(13,534,874)	$(407,678)

Common Abbreviations:

FTSE - Financial Times and the London Stock Exchange

FX - Foreign

No. - Number

Oz - Ounce

S&P - Standard and Poor’s

See Notes to Consolidated Quarterly Statement of Investments.

Notes to Consolidated Quarterly Statement of Investments

July 31, 2012 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2012, the Trust has twenty-three registered funds. This quarterly report describes the Aspen Managed Futures Strategy Fund (the “Fund”). The Fund seeks investment results that replicate as closely as possible, before fees and expenses, the price and yield performance of the Aspen Managed Futures Beta Index (the “MFBI” or “Index”).

Basis of Consolidation for the Aspen Futures Fund, Ltd.

Aspen Futures Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company is a wholly owned subsidiary of the Aspen Managed Futures Strategy Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS revenue rulings, as discussed below under “Dividends and Distribution” and “Taxes.” The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of August 2, 2011, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Fund, all assets and liabilities, income and expenses of the Subsidiary are consolidated in the financial statements and financial highlights of the Fund. All investments held by the Subsidiary are disclosed in the accounts of the Fund.

The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of each investment. The value of shares of the Subsidiary fluctuates with the value of the Subsidiary’s portfolio investments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles, (“GAAP”).

The preparation of Statement of Investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investments may differ from the value the Fund ultimately realizes upon sale of the securities. The Statement of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on July 31, 2012.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Funds may also use fair value procedures if the Fair Value Committee determines that a significant event has occurred between the time at which a market price is determined and the time at which a Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the foreign exchange on which they are traded, but before a Fund prices its shares.

Investment Transactions: Investment and shareholder transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of July 31, 2012:

Aspen Managed Futures Strategy Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Short Term Investments	$18,768,709	$–	$–	$18,768,709

TOTAL	$18,768,709	$–	$–	$18,768,709

Other Financial Instruments
Assets:
Futures Contracts	$1,959,792	$–	$–	$1,959,792
Liabilities:
Futures Contracts	(407,678)	–	–	(407,678)

TOTAL	$1,552,114	$–	$–	$1,552,114

For the period ended July 31, 2012, the Fund did not have any significant transfers between Level 1 and Level 2 securities. As such, international securities can transfer between Level 1 and Level 2 based on triggers being met without disclosure detailing the transfers into and out of Level 1 and Level 2.

Futures: The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date. When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin”. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Fluctuations in the value of the contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates. Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risk to the Fund and the Subsidiary is reduced.

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of July 31, 2012, the cost of securities on a tax basis and gross unrealized appreciation/ (depreciation) on investments for federal income tax purposes were as follows:

Aspen Managed Futures Strategy Fund

Gross appreciation (excess of value over tax cost)	$520,139
Gross depreciation (excess of tax cost over value)	(670,904)
Net unrealized depreciation	$(150,765)

Cost of investments for income tax purposes	$18,919,474

DISCIPLINED GROWTH INVESTORS FUND

STATEMENT OF INVESTMENTS

July 31, 2012 (UNAUDITED)

	Shares	Value (Note 2)

COMMON STOCKS (70.56%)
CONSUMER DISCRETIONARY (21.51%)
Auto & Auto Parts (1.16%)
Gentex Corp.	25,575	$409,456

Consumer Products (7.14%)
Ethan Allen Interiors, Inc.	24,794	511,500
Garmin Ltd.	13,488	520,772
Ralph Lauren Corp.	4,781	690,090
Select Comfort Corp.(a)	30,312	788,415

		2,510,777

Consumer Services (0.28%)
Nutrisystem, Inc.	9,532	99,943

Leisure (1.75%)
The Cheesecake Factory, Inc.(a)	7,100	237,992
Royal Caribbean Cruises Ltd.	15,150	378,447

		616,439

Media (0.84%)
DreamWorks Animation SKG, Inc. - Class A(a)	15,287	293,510

Retail (10.34%)
Cabela’s, Inc.(a)	20,175	926,839
Limited Brands, Inc.	21,380	1,016,619
TJX Cos., Inc.	38,300	1,695,924

		3,639,382

TOTAL CONSUMER DISCRETIONARY		7,569,507

ENERGY (1.54%)
Energy Equipment & Services (1.54%)
Noble Corp.	14,682	543,234

TOTAL ENERGY		543,234

FINANCIAL SERVICES (2.88%)
Consumer Finance & Credit Services (1.86%)
FactSet Research Systems, Inc.	7,044	654,810

Investment Banking & Brokerage (1.02%)
E*Trade Financial Corp.(a)	16,184	123,484
Janus Capital Group, Inc.	32,475	234,794

		358,278

TOTAL FINANCIAL SERVICES		1,013,088

	Shares	Value (Note 2)

FINANCIALS (0.66%)
Banks (0.66%)
TCF Financial Corp.
	22,600	$233,458

TOTAL FINANCIALS		233,458

HEALTH CARE (7.23%)
Medical Equipment & Services (7.13%)
Edwards Lifesciences Corp.(a)	14,950	1,512,940
Intuitive Surgical, Inc.(a)	1,087	523,391
Varian Medical Systems, Inc.(a)	8,700	474,846

		2,511,177

Pharmaceuticals & Biotech (0.10%)
Incyte Corp. Ltd.(a)	1,400	34,986

TOTAL HEALTH CARE		2,546,163

PRODUCER DURABLES (11.04%)
Commercial Services (2.01%)
The Corporate Executive Board Co.	9,975	460,147
Paychex, Inc.	7,600	248,444

		708,591

Machinery (1.93%)
Middleby Corp.(a)	6,918	677,411

Manufacturing & Production (2.50%)
Eaton Corp.	20,025	877,896

Scientific Instruments & Services (2.72%)
Brady Corp. - Class A	6,900	183,057
Trimble Navigation Ltd.(a)	17,525	775,656

		958,713

Transportation & Freight (1.88%)
JetBlue Airways Corp.(a)	17,450	96,149
Landstar System, Inc.	11,450	565,745

		661,894

TOTAL PRODUCER DURABLES		3,884,505

TECHNOLOGY (24.35%)
Computers (0.01%)
Imation Corp.(a)	800	4,456

Electronics (8.04%)
Advanced Micro Devices, Inc.(a)	38,056	154,507
ARM Holdings PLC ADR	25,962	674,493
Microchip Technology, Inc.	11,300	377,194
Open Text Corp.(a)	16,031	721,395
Plexus Corp.(a)	31,350	900,372

		2,827,961

	Shares	Value (Note 2)

TECHNOLOGY (continued)
Information Technology (14.26%)
Akamai Technologies, Inc.(a)	18,500	$650,830
Apple, Inc.(a)	863	527,086
Autodesk, Inc.(a)	22,000	746,240
Dolby Laboratories, Inc. - Class A(a)	7,975	281,119
Intuit, Inc.	24,800	1,438,896
Seagate Technology PLC	29,713	891,984
Yahoo!, Inc.(a)	30,375	481,140

		5,017,295

Telecommunications (2.04%)
Aviat Networks, Inc.(a)	27,275	61,641
Plantronics, Inc.	15,400	505,428
ViaSat, Inc.(a)	3,969	152,013

		719,082

TOTAL TECHNOLOGY		8,568,794

UTILITIES (1.35%)
Utilities (1.35%)
tw telecom, Inc. - Class A(a)	18,900	474,957

TOTAL UTILITIES		474,957

TOTAL COMMON STOCKS (Cost $22,723,526)		24,833,706

	Principal Amount	Value (Note 2)

ASSET/MORTGAGE BACKED SECURITIES (0.20%)
Government National Mortgage Association, Series 2005-93
5.500% 12/20/2034	$63,000	70,441

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $70,602)		70,441

CORPORATE BONDS (25.72%)
Abbott Laboratories
5.125% 04/01/2019	91,000	110,862
Affiliated Computer Services, Inc.
5.125% 06/01/2015	100,000	107,907
Alliant Energy Corp.
4.000% 10/15/2014	200,000	210,581
Ameren Illinois Co.
9.750% 11/15/2018	40,000	54,486
American Express Co.
4.875% 07/15/2013	102,000	106,089
Anheuser-Busch InBev Worldwide, Inc.
5.375% 01/15/2020	176,000	216,225
Arizona Public Service Co.
8.750% 03/01/2019	78,000	104,033
AT&T, Inc.
5.500% 02/01/2018	177,000	214,561
BB&T Corp.
5.700% 04/30/2014	8,000	8,672

	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)
BP Capital Markets PLC
5.250% 11/07/2013	$191,000	$202,605
Burlington Northern Santa Fe LLC
4.875% 01/15/2015	194,000	212,322
Carolina Power & Light Co.
5.125% 09/15/2013	96,000	100,944
CenterPoint Energy Resources Corp.
4.500% 01/15/2021	98,000	108,506
Coca-Cola HBC Finance BV
5.500% 09/17/2015	180,000	196,031
Comcast Cable Communications Holdings, Inc.
9.455% 11/15/2022	140,000	210,830
Commonwealth Edison Co.
5.800% 03/15/2018	88,000	107,427
The Connecticut Light & Power Co., Series 09-A
5.500% 02/01/2019	91,000	109,993
Consolidated Edison Co. of New York, Inc.
7.125% 12/01/2018	175,000	230,540
Corporacion Andina de Fomento
5.750% 01/12/2017	1,000	1,139
8.125% 06/04/2019	148,000	191,945
CSX Corp.
7.375% 02/01/2019	85,000	110,165
The Dayton Power & Light Co.
5.125% 10/01/2013	101,000	106,166
Diageo Capital PLC
5.750% 10/23/2017	89,000	107,525
Emerson Electric Co.
5.000% 04/15/2019	93,000	111,177
Energy Transfer Partners LP
9.700% 03/15/2019	81,000	105,346
Florida Power & Light Co.
4.850% 02/01/2013	103,000	105,283
Fluor Corp.
3.375% 09/15/2021	105,000	114,225
General Electric Capital Corp.
5.875% 01/14/2038	191,000	233,568
Hewlett-Packard Co.
3.750% 12/01/2020	108,000	108,218
Historic TW, Inc.
9.125% 01/15/2013	192,000	199,169
The Home Depot, Inc.
5.250% 12/16/2013	49,000	52,232
International Business Machines Corp.
7.625% 10/15/2018	150,000	202,756
Johnson & Johnson
5.850% 07/15/2038	156,000	231,046
JPMorgan Chase & Co.
2.050% 01/24/2014	202,000	205,235
Kraft Foods, Inc.
5.375% 02/10/2020	182,000	219,869
Lockheed Martin Corp.
4.250% 11/15/2019	191,000	216,657
Lubrizol Corp.
8.875% 02/01/2019	74,000	103,408
McDonald’s Corp.
6.300% 03/01/2038	154,000	228,895

	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)
Merck & Co., Inc
5.950% 12/01/2028	$85,000	$114,686
National Rural Utilities Cooperative Finance Corp.
10.375% 11/01/2018	75,000	109,401
Nevada Power Co.
7.125% 03/15/2019	134,000	173,937
News America, Inc.
6.900% 03/01/2019	90,000	113,189
Nisource Finance Corp.
6.800% 01/15/2019	91,000	110,243
Noble Energy, Inc.
8.250% 03/01/2019	161,000	208,866
Northeast Utilities
5.650% 06/01/2013	5,000	5,204
Ohio Power Co., Series M
5.375% 10/01/2021	175,000	211,955
Oncor Electric Delivery Co. LLC
7.000% 09/01/2022	161,000	201,477
Plains All American Pipeline LP / Plains All American Finance Corp.
5.625% 12/15/2013	7,000	7,448
8.750% 05/01/2019	155,000	206,901
PPL Energy Supply LLC
6.300% 07/15/2013	96,000	101,038
PSEG Power LLC
5.000% 04/01/2014	102,000	108,278
Republic Services, Inc.
5.500% 09/15/2019	98,000	115,648
Rio Tinto Finance USA Ltd.
9.000% 05/01/2019	146,000	203,771
Safeway, Inc.
5.625% 08/15/2014	9,000	9,667
Sempra Energy
8.900% 11/15/2013	92,000	101,312
Tennessee Valley Authority, Series B
4.700% 07/15/2033	184,000	228,173
TransCanada PipeLines Ltd.
7.250% 08/15/2038	160,000	246,124
Unilever Capital Corp.
4.800% 02/15/2019	94,000	111,940
United Parcel Service, Inc.
6.200% 01/15/2038	156,000	227,287
United Technologies Corp.
5.375% 12/15/2017	7,000	8,528
US Bank
3.778%(b) 04/29/2020	197,000	207,283
4.800% 04/15/2015	13,000	14,344
Wal-Mart Stores, Inc.
6.200% 04/15/2038	158,000	232,732
Waste Management, Inc.
7.375% 03/11/2019	84,000	107,311

TOTAL CORPORATE BONDS
(Cost $8,662,522)		9,053,381

	Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT BONDS (1.90%)
Israel Government AID Bond
5.500% 12/04/2023	$161,000	$215,556
Israel Government AID Bond, Zero Coupon, Series 8-Z
02/15/2020	20,000	17,869
Province of British Columbia
4.300% 05/30/2013	10,000	10,336
Province of Ontario Canada
0.950% 05/26/2015	200,000	201,978
Province of Quebec Canada, Series NN
7.125% 02/09/2024	157,000	221,399

TOTAL FOREIGN GOVERNMENT BONDS (Cost $646,299)		667,138

GOVERNMENT & AGENCY OBLIGATIONS (0.04%)
U.S. Treasury Bonds
6.500% 11/15/2026	3,000	4,712
U.S. Treasury Notes
4.500% 11/15/2015	4,000	4,543
4.500% 02/15/2016	3,000	3,436

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $12,392)		12,691

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (1.25%)
Fidelity Institutional Money Market Government Portfolio - Class I	0.01%	438,944	438,944

TOTAL SHORT TERM INVESTMENTS (Cost $438,944)			438,944

TOTAL INVESTMENTS (99.67%) (Cost $32,554,285)			$35,076,301

Other Assets In Excess Of Liabilities (0.33%)			116,101

NET ASSETS (100.00%)			$35,192,402

(a)	Non-Income Producing Security.
(b)	The coupon rate shown on floating or adjustable rate

securities represents the rate at period end.

Percentages are stated as a percent of net assets.

Common Abbreviations:

ADR - American Depository Receipt.

AID - Agency for International Development.

BV - Besloten Vennootschap.

LLC - Limited Liability Company.

LP - Limited Partnership.

Ltd. - Limited.

PLC - Public Limited Company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

July 31, 2012 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2012, the Trust has twenty-three registered funds. This quarterly report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk. The Fund pursues its investment objective by normally investing approximately 60% of its assets in equity securities and approximately 40% in fixed-income securities and cash equivalent.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles, (“GAAP”).

The preparation of the Statement of Investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the Statement of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investments may differ from the value the Fund ultimately realizes upon sale of the securities. The Statement of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on July 31, 2012.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s or subsidiary’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Investment Transactions: Investment and shareholder transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Fair Value Measurements: The Fund discloses the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of July 31, 2012:

Disciplined Growth Investors Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$24,833,706	$–	$–	$24,833,706
Asset/Mortgage Backed Securities	–	70,441	–	70,441
Corporate Bonds	–	9,053,381	–	9,053,381
Foreign Government Bonds	–	667,138	–	667,138
Government & Agency Obligations	–	12,691	–	12,691
Short Term Investments	438,944	–	–	438,944

TOTAL	$25,272,650	$9,803,651	$–	$35,076,301

For detailed descriptions, see the accompanying Statement of Investments.

There were no transfers into or out of Levels 1 and 2 during the three months ended July 31, 2012.

For the period ended July 31, 2012, the Fund did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of July 31, 2012, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Gross appreciation (excess of value over tax cost)	$3,577,441
Gross depreciation (excess of tax cost over value)	(1,055,425)
Net unrealized appreciation	$2,522,016

Cost of investments for income tax purposes	$32,554,285

Statement of Investments

Emerald Banking and Finance Fund

July 31, 2012 (Unaudited)

Shares		Value (Note 2)

COMMON STOCKS: 97.87%

Financial Services: 97.87%

Asset Management & Custodian: 1.39%
4,580	Affiliated Managers Group, Inc.(a)	$511,082

Banks: Diversified: 76.04%
7,430	Access National Corp.	102,683
22,620	American Business Bank(a)	588,346
18,806	Bank of Marin Bancorp	703,721
48,358	Bank of the Ozarks, Inc.	1,556,644
8,540	BofI Holding, Inc.(a)	172,252
3,500	Bridge Bancorp, Inc.	70,175
12,180	Bryn Mawr Bank Corp.	251,882
77,229	California United Bank(a)	868,826
60,020	Cardinal Financial Corp.	768,256
40,000	Carolina Trust Bank(a)	114,200
17,704	Center Bancorp, Inc.	195,629
34,580	Central Valley Community Bancorp(a)	249,495
7,211	Citizens Financial Services, Inc.	311,893
13,600	Citizens Republic Bancorp, Inc.(a)	244,800
60,000	CoBiz Financial, Inc.	402,000
7,800	Community Bank System, Inc.	214,578
7,426	Cortland Bancorp(a)	74,698
49,542	Eagle Bancorp, Inc.(a)	879,370
27,440	East West Bancorp, Inc.	598,192
11,356	Enterprise Financial Services Corp.	142,518
14,050	Evans Bancorp, Inc.	217,775
14,570	EverBank Financial Corp.(a)	174,549
83,760	Farmers National Banc Corp.	492,509
18,400	Financial Institutions, Inc.	316,480
55,492	First California Financial Group, Inc.(a)	372,351
3,371	First Citizens BancShares, Inc., Class A	553,822
6,140	First Community Bancshares, Inc.	88,969
28,866	First Financial Bancorp	460,701
21,150	First Financial Bankshares, Inc.	729,569
30,190	First of Long Island Corp.	866,151
87,530	Guaranty Bancorp(a)	168,058
11,416	Hancock Holding Co.	347,960
67,860	Heritage Oaks Bancorp(a)	366,444
13,160	Home BancShares, Inc.	396,774
16,003	HopFed Bancorp, Inc.	120,022
45,399	Horizon Bancorp	1,224,865
54,800	Howard Bancorp, Inc.(a)	415,110
16,750	Independent Bank Corp.	497,642
28,473	Investors Bancorp, Inc.(a)	463,256
29,063	Lakeland Financial Corp.	748,082
18,885	MidSouth Bancorp, Inc.	269,111
6,320	NBT Bancorp, Inc.	132,783
30,000	Northeast Bancorp	253,200
19,950	Old National Bancorp	244,188
3,500	Oriental Financial Group, Inc.	36,330
10,492	Orrstown Financial Services, Inc.	84,251

Shares		Value (Note 2)

38,910	Pacific Premier Bancorp, Inc.(a)	$346,688
15,000	Peoples Bancorp, Inc.	327,900
16,460	Pinnacle Financial Partners, Inc.(a)	321,793
15,550	PrivateBancorp, Inc.	238,226
16,870	Prosperity Bancshares, Inc.	684,416
21,279	Signature Bank(a)	1,372,495
31,188	Southern National Bancorp of Virginia, Inc.	230,479
8,750	State Bank Financial Corp.(a)	139,213
40,926	Susquehanna Bancshares, Inc.	436,271
11,858	SVB Financial Group(a)	685,511
4,260	SY Bancorp, Inc.	99,556
38,023	Texas Capital Bancshares, Inc.(a)	1,638,411
8,520	Tompkins Financial Corp.	334,495
4,760	UMB Financial Corp.	228,766
36,593	ViewPoint Financial Group, Inc.	644,220
21,740	Virginia Commerce Bancorp, Inc.(a)	175,442
28,463	Washington Banking Co.	397,913
58,387	Western Alliance Bancorp(a)	538,328
15,520	Wintrust Financial Corp.	569,739
		27,960,972

Banks: Savings, Thrift & Mortgage: 6.04%
6,810	Berkshire Hills Bancorp, Inc.	152,952
30,225	Capitol Federal Financial, Inc.	354,237
6,750	Dime Community Bancshares, Inc.	97,875
12,500	Flushing Financial Corp.	176,375
25,050	Heritage Financial Corp.	346,942
5,780	Home Bancorp, Inc.(a)	97,220
16,830	Provident New York Bancorp	139,016
16,999	Teche Holding Co.	649,192
8,830	Territorial Bancorp, Inc.	207,505
		2,221,314

Commercial Finance & Mortgage: 1.42%
41,410	Walker & Dunlop, Inc.(a)	523,422

Diversified Financial Services: 0.52%
12,050	Bankrate, Inc.(a)	192,198

Financial Data & Systems: 2.37%
22,931	Cass Information Systems, Inc.	871,378

Insurance: Property-Casualty: 1.61%
12,280	Amtrust Financial Services, Inc.	365,821
6,840	Axis Capital Holdings, Ltd.	224,763
		590,584

Real Estate: 1.01%
22,220	Ares Commercial Real Estate Corp.	371,963

Real Estate Investment Trusts (REITs): 7.47%
8,270	American Campus Communities, Inc.	394,148
19,733	Campus Crest Communities, Inc.	216,274

Shares		Value (Note 2)

7,920	CubeSmart	$94,961
4,030	Mid-America Apartment Communities, Inc.	278,997
10,670	National Retail Properties, Inc.	314,765
3,100	Saul Centers, Inc.	129,084
6,690	Tanger Factory Outlet Centers, Inc., REIT	215,418
22,180	Urstadt Biddle Properties, Inc., Class A	421,198
50,000	Whitestone REIT, Class B	682,500
		2,747,345

	Total Common Stocks (Cost $25,909,499)	35,990,258

SHORT TERM INVESTMENTS: 2.95%
$1,087,370	Dreyfus Government Cash Management Fund - Institutional Class 0.010% (7 Day Yield)	1,087,370

	Total Short Term Investments (Cost $1,087,370)	1,087,370

	Total Investments: 100.82% (Cost $26,996,869)	37,077,628

	Net Other Assets and Liabilities: (0.82)%	(303,087)

	Net Assets: 100.00%	$36,774,541

(a) Non-income producing security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Statement of Investments

Emerald Growth Fund

July 31, 2012 (Unaudited)

Shares		Value (Note 2)

COMMON STOCKS: 98.94%

Consumer Discretionary: 24.78%
61,823	Aeropostale, Inc.(a)	$1,219,150
33,909	BJ’s Restaurants, Inc.(a)	1,342,118
76,722	Black Diamond, Inc.(a)	754,945
67,289	Body Central Corp.(a)	695,768
60,716	Bravo Brio Restaurant Group, Inc.(a)	1,097,138
40,038	Carmike Cinemas, Inc.(a)	556,528
87,891	Crocs, Inc.(a)	1,349,127
93,300	Fifth & Pacific Cos., Inc.(a)	1,033,764
61,359	Francesca’s Holdings Corp.(a)	1,927,286
39,114	Hibbett Sports, Inc.(a)	2,376,958
20,545	HomeAway, Inc.(a)	471,713
459,467	Hovnanian Enterprises, Inc., Class A(a)	1,065,963
83,682	Martha Stewart Living Omnimedia, Class A	271,967
44,162	Mattress Firm Holding Corp.(a)	1,287,764
34,169	Meritage Homes Corp.(a)	1,199,332
17,710	Pandora Media, Inc.(a)	174,798
22,758	Red Robin Gourmet Burgers, Inc.(a)	679,326
25,290	Select Comfort Corp.(a)	657,793
130,759	Shuffle Master, Inc.(a)	1,910,389
58,843	Sinclair Broadcast Group, Inc., Class A	600,199
47,797	Skullcandy, Inc.(a)	688,755
46,856	Teavana Holdings, Inc.(a)	524,787
17,560	Tenneco, Inc.(a)	514,332
67,180	Texas Roadhouse, Inc., Class A	1,162,886
52,245	Tilly’s, Inc., Class A(a)	867,790
23,131	Ulta Salon Cosmetics & Fragrance, Inc.	1,963,359
27,585	Vitamin Shoppe, Inc.(a)	1,514,968
73,144	Zagg, Inc.(a)	811,898
		28,720,801

Consumer Staples: 1.33%
39,945	GNC Holdings, Inc., Class A	1,539,081

Energy: 4.54%
47,558	Cheniere Energy, Inc.(a)	648,216
19,121	Forum Energy Technologies, Inc.(a)	398,482
65,008	Gevo, Inc.(a)	252,231
38,935	Gulfport Energy Corp.(a)	802,061
21,370	Hornbeck Offshore Services, Inc.(a)	905,019
365,414	Magnum Hunter Resources Corp.(a)	1,388,573
68,082	Rex Energy Corp.(a)	863,280
		5,257,862

Financial Services: 9.69%
69,562	Bank of the Ozarks, Inc.	2,239,201
21,986	CoBiz Financial, Inc.	147,306
18,032	Financial Engines, Inc.(a)	338,461

Shares		Value (Note 2)

118,203	Howard Bancorp, Inc.(a)	$895,388
21,194	Signature Bank(a)	1,367,013
124,571	Susquehanna Bancshares, Inc.	1,327,927
30,001	SVB Financial Group(a)	1,734,358
13,330	Tanger Factory Outlet Centers, Inc., REIT	429,226
42,346	Texas Capital Bancshares, Inc.(a)	1,824,689
73,740	Walker & Dunlop, Inc.(a)	932,073
		11,235,642

Health Care: 22.06%
94,725	Acadia Healthcare Co., Inc.(a)	1,528,861
114,168	Achillion Pharmaceuticals, Inc.(a)	755,792
76,089	Akorn, Inc.(a)	1,040,137
40,696	Align Technology, Inc.(a)	1,382,036
44,062	Alnylam Pharmaceuticals, Inc.(a)	823,519
32,412	Cepheid, Inc.(a)	1,038,480
113,480	Dusa Pharmaceuticals, Inc.(a)	620,736
40,450	Greatbatch, Inc.(a)	923,474
28,190	Idenix Pharmaceuticals, Inc.(a)	285,565
68,490	Incyte Corp., Ltd.(a)	1,711,565
36,025	IPC The Hospitalist Co., Inc.(a)	1,549,075
40,920	Jazz Pharmaceuticals PLC(a)	1,967,024
19,938	Medivation, Inc.(a)	1,987,819
37,987	MWI Veterinary Supply, Inc.(a)	3,460,236
189,076	NPS Pharmaceuticals, Inc.(a)	1,457,776
2,345	Par Pharmaceutical Cos., Inc.(a)	117,156
41,079	PhotoMedex, Inc.(a)	570,587
69,474	Sagent Pharmaceuticals, Inc.(a)	1,354,743
14,361	Salix Pharmaceuticals, Ltd.(a)	643,660
24,716	Sarepta Therapeutics, Inc.(a)	224,174
163,254	Sequenom, Inc.(a)	458,744
14,086	Synageva BioPharma Corp.(a)	705,145
37,482	Verastem, Inc.(a)	350,082
28,900	Vivus, Inc.(a)	607,767
		25,564,153

Materials & Processing: 2.51%
33,488	Allied Nevada Gold Corp.(a)	865,665
31,686	Apogee Enterprises, Inc.	512,996
17,480	Carpenter Technology Corp.	836,593
27,084	Trex Co., Inc(a)	690,100
		2,905,354

Miscellaneous: 0.20%
13,399	Chuy’s Holdings, Inc.(a)	233,277

Producer Durables: 14.48%
20,195	Chart Industries, Inc.(a)	1,309,848
64,043	FARO Technologies, Inc.(a)	2,755,770
19,370	Lindsay Corp.	1,373,333
18,472	Middleby Corp.(a)	1,808,778
29,498	Raven Industries, Inc.	965,470
11,980	Rexnord Corp.(a)	232,412

Shares		Value (Note 2)

67,296	Roadrunner Transportation Systems, Inc.(a)	$1,175,661
25,199	Rush Enterprises, Inc., Class A(a)	406,964
58,847	Spirit Airlines, Inc.(a)	1,265,799
21,590	Terex Corp.(a)	421,005
37,436	Triumph Group, Inc.	2,340,873
31,354	United Rentals, Inc.(a)	906,444
32,610	WESCO International, Inc.(a)	1,816,703
		16,779,060

Technology: 19.35%
21,387	3D Systems Corp.(a)	812,706
99,307	Aruba Networks, Inc.(a)	1,408,173
22,570	Bazaarvoice, Inc.(a)	349,835
36,547	Brightcove, Inc.(a)	541,261
42,526	Cavium, Inc.(a)	1,149,053
31,444	ExactTarget, Inc.(a)	716,923
29,180	Finisar Corp.(a)	362,707
54,910	Fortinet, Inc.(a)	1,318,389
45,920	II-VI, Inc.(a)	800,845
27,128	Infoblox, Inc.(a)	569,959
42,415	Inphi Corp.(a)	466,565
118,688	Integrated Device Technology, Inc.(a)	598,188
42,219	IPG Photonics Corp.(a)	2,188,211
65,747	Ixia, Inc.(a)	1,019,079
43,373	Jive Software, Inc.(a)	868,761
31,870	Kenexa Corp.(a)	758,825
32,145	Microsemi Corp.(a)	622,327
43,634	Monolithic Power Systems, Inc.(a)	845,627
74,790	Neonode, Inc.(a)	377,689
37,347	QLIK Technologies, Inc.(a)	746,940
125,261	Saba Software, Inc.(a)	1,044,677
1,656	ServiceNow, Inc.(a)	44,712
32,263	Sourcefire, Inc.(a)	1,647,026
43,970	Synchronoss Technologies, Inc.(a)	840,706
25,960	Ultimate Software Group, Inc.(a)	2,322,641
		22,421,825

	Total Common Stocks
	(Cost $91,694,046)	114,657,055

WARRANTS: 0.00%
22,283	Magnum Hunter Resources Corp., Warrants, Strike Price $10.50 (expiring 10/14/13)(a)(b)	0

	Total Warrants
	(Cost $0)	0

Shares		Value (Note 2)

SHORT TERM INVESTMENTS: 0.91%
1,055,739	Dreyfus Government Cash Management Fund - Institutional Class 0.010% (7 Day Yield)	$1,055,739

	Total Short Term Investments
	(Cost $1,055,739)	1,055,739
	Total Investments: 99.85% (excluding investments purchased with cash collateral from securities loaned)
	(Cost $92,749,785)	115,712,814

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 0.02%
22,051	Short-Term Investment Trust, Liquid Assets Portfolio Institutional Class, 0.160% (7 day-yield)(c)	22,051
	Total Investments Purchased with Cash Collateral From Securities Loaned
	(Cost $22,051)	22,051

	Total Investments: 99.87%
	(Cost $92,771,836)	115,734,845

	Net Other Assets and Liabilities: 0.13%	154,218

	Net Assets: 100.00%	$115,889,063

(a)	Non-income producing security.
(b)	Security, or portion of security, is currently on loan.
(c)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 2).

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

July 31, 2012 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of July 31, 2012, the Trust had twenty-three registered funds. This quarterly report describes the Emerald Banking and Finance Fund (prior to the close of business on March 16, 2012 known as the Forward Banking and Finance Fund) and Emerald Growth Fund (prior to the close of business on March 16, 2012 known as the Forward Growth Fund) (each a “Fund” and collectively, the “Funds”). The Funds are successors to previously operational funds which were a series of the Forward Funds, a Delaware statutory trust, and were organized into series of the Trust effective as of the close of business on March 16, 2012.

The Emerald Banking and Finance Fund seeks to achieve long term growth through capital appreciation with income as a secondary objective and invest primarily in equity securities of companies principally engaged in the banking or financial services industries. The Emerald Growth Fund seeks to achieve long-term growth through capital appreciation and invests in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

The preparation of the Statement of Investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the reported amounts in the Statement of Investments during the reporting period. Management believes these the estimates and security valuations are appropriate; however, actual results may differ from those estimates and the security valuations reflected in the Statement of Investments may differ from the value the Funds ultimately realize upon sale of the securities. The Statement of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on July 31, 2012.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the NYSE, normally, 4:00 p.m. Eastern time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

The Funds may determine the fair value of investments based on information provided by pricing services and other third- party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Funds value their securities. The Funds’ use of fair value pricing may help deter “stale price arbitrage.”

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2012.

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Emerald Banking and Finance Fund
Common Stocks
Banks: Diversified	$27,297,928	$663,044	$–	$27,960,972
Other	8,029,286	–	–	8,029,286
Short Term Investments	1,087,370	–	–	1,087,370

TOTAL	$36,414,584	$663,044	$–	$37,077,628

(a) For detailed descriptions of sector and industry, see the accompanying Statement of Investments.

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Emerald Growth Fund
Common Stocks	$114,657,055	$–	$–	$114,657,055
Warrants	–	0	–	–
Short Term Investments	1,055,739	–	–	1,055,739
Investments Purchased with Cash Collateral From Securities Loaned	22,051	–	–	22,051

TOTAL	$115,734,845	$–	$–	$115,734,845

(a) For detailed descriptions of sector and industry, see the accompanying Statement of Investments.

For the period ended July 31, 2012, the Funds did not have any transfers between Level 1 and Level 2 securities.

For the period ended July 31, 2012, the Funds did not have transfers between significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions: Investment and shareholder transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).

Lending of Portfolio Securities: Prior to March 16, 2012, the Funds from time to time had lent portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans were secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Funds do not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Funds do not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The Funds receive cash collateral which is invested in the Short-Term Investment Trust Liquid Assets Portfolio Institutional Class. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Funds. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. During the time portfolio securities are on loan, the borrower pays the lending Funds the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Funds, the lending Funds could experience delays in recovering its securities and possible capital losses. As of July 31, 2012, the Emerald Growth Fund had securities on loan valued at $0 and received cash collateral with a value of $22,051. The current security on loan (Magnum Hunter Resources Corp., Warrants) is held at the custodian Brown Brothers Harriman & Co. (“BBH”), the warrants are due to expire on October 14, 2013. Once the security expires, BBH can recall the warrants and transfer the current quantity to Union Bank of California the custodian to the Funds after March 16, 2012.

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of July 31, 2012, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION

Emerald Banking and Finance Fund	$27,030,089	$10,687,653	$(640,114)	$10,047,539
Emerald Growth Fund	$93,424,315	$28,749,423	$(6,438,893)	$22,310,530

Pre-Enactment Capital Losses

Capital Losses: As of December 31, 2011 the following Funds had available for Federal income tax purposes unused capital losses as follows:

FUND	Expiring in 2016	Expiring in 2017	Expiring in 2018

Emerald Banking and Finance Fund	$1,437,967	$13,757,241	$1,370,886

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by each Fund after January 1, 2011 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

Post-Enactment Capital Losses*

The Fund elects to defer to the period ending December 31, 2012, capital losses recognized during the period November 1, 2011—December 31, 2011 in the amount of:

FUND	AMOUNT
Emerald Banking and Finance Fund	$40,240
Emerald Growth Fund	1,213,223

*Post-Enactment Capital Losses arise in fiscal years beginning after December 22, 2010, and exclude any elective late-year capital losses (during the period November 1st to December 31st) deferred for the current fiscal year. As a result of the enactment of the Regulated Investment Company Act of 2010, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Grandeur Peak Global Opportunities
STATEMENT OF INVESTMENTS
July 31, 2012 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (96.00%)
Australia (6.60%)
Ausenco, Ltd.	107,515	$350,260
Billabong International, Ltd.	164,543	234,303
Campbell Brothers, Ltd.	13,480	664,388
carsales.com, Ltd.	76,795	509,239
DWS, Ltd.	241,873	393,984
Lycopodium, Ltd.	90,815	634,656
Magellan Financial Group, Ltd.	1,238,845	3,163,607
Navitas, Ltd.	65,505	267,095
Oroton Group, Ltd.	42,921	353,176
The Reject Shop, Ltd.	44,790	463,635
Sirtex Medical, Ltd.	19,900	132,796
SMS Management & Technology, Ltd.	37,910	227,881
Super Retail Group, Ltd.	261,257	2,103,081
Webjet, Ltd.	273,586	983,285

		10,481,386

Belgium (2.36%)
Melexis NV	250,892	3,753,779

Brazil (3.46%)
Banco ABC Brasil SA	219,655	1,127,645
Banco Daycoval SA	451,900	2,108,220
CETIP SA - Mercados Organizados	62,000	781,505
Fleury SA	27,400	289,484
Marcopolo SA	78,600	329,865
Tegma Gestao Logistica	51,500	859,506

		5,496,225

Britain (6.53%)
Abcam PLC	51,565	327,223
CVS Group PLC	43,680	85,946
Fidessa Group PLC	4,620	101,553
Halma PLC	56,800	352,206
Highland Gold Mining, Ltd.	74,690	134,960
Michael Page International PLC	37,375	215,348
N Brown Group PLC	301,580	1,243,068
Premier Oil PLC(a)	305,355	1,847,488
Robert Walters PLC	203,500	598,229
RPS Group PLC	1,045,684	3,967,507
Sthree PLC	156,747	707,772
Ted Baker PLC	29,470	408,677
Ultra Electronics Holdings PLC	16,235	373,918

		10,363,895

Canada (7.25%)
Atrium Innovations, Inc.(a)	28,705	325,448
Churchill Corp., Class A	28,500	234,741
Gildan Activewear, Inc.	14,770	416,508
Gran Tierra Energy, Inc.(a)	331,275	1,513,927
Home Capital Group, Inc.	41,664	1,884,508

	Shares	Value (Note 2)

Canada (continued)
Inmet Mining Corp.	17,130	$681,374
Pan American Silver Corp.	10,725	160,525
Richelieu Hardware, Ltd.	21,555	752,066
SEMAFO, Inc.	166,725	525,354
ShawCor, Ltd., Class A	83,645	2,953,452
Stantec, Inc.	14,364	412,651
TransGlobe Energy Corp.(a)	54,540	524,271
Westfire Energy, Ltd.(a)	249,420	1,129,149

		11,513,974

China (4.07%)
Airtac International Group	100,000	506,793
China Lilang, Ltd.	469,175	286,174
China Medical System Holdings, Ltd.	3,334,428	1,651,154
Golden Eagle Retail Group, Ltd.	193,000	348,932
Minth Group, Ltd.	607,460	622,759
O2Micro International, Ltd., ADR(a)	510,163	1,979,432
Pacific Online, Ltd.	3,248,853	1,068,330

		6,463,574

France (1.62%)
1000mercis SA	16,730	731,168
Audika Groupe	20,667	228,859
Neurones	43,508	420,765
Sartorius Stedim Biotech	7,113	588,914
Thermador Groupe	8,892	605,681

		2,575,387

Germany (5.32%)
Adler Modemaerkte AG(a)	62,882	413,931
Amadeus Fire AG	20,205	855,942
Bertrandt AG	26,585	1,890,658
CompuGroup Medical AG	74,765	1,049,621
Gerry Weber International AG	11,800	486,089
Nexus AG	55,000	505,106
Softing AG(a)	20,820	154,727
Viscom AG	9,800	92,593
Wirecard AG	124,085	2,458,066
zooplus AG(a)	16,120	535,224

		8,441,957

Hong Kong (0.80%)
Ports Design, Ltd.	144,030	141,714
Trinity, Ltd.	465,000	304,015
Vitasoy International Holdings, Ltd.	553,483	492,480
Yingde Gases Group Co.	381,320	326,507

		1,264,716

Indonesia (0.25%)
Arwana Citramulia Tbk PT	4,000,000	393,027

	Shares	Value (Note 2)

Ireland (0.79%)
Beazley PLC	504,400	$1,255,029

Israel (0.88%)
Caesar Stone Sdot Yam, Ltd.(a)	33,200	389,768
Camtek, Ltd.(a)	114,351	232,133
SodaStream International, Ltd.(a)	20,100	784,101

		1,406,002

Japan (4.61%)
CMIC Co., Ltd.	26,220	408,445
CyberAgent, Inc.	398	788,104
Daiken Medical Co., Ltd.	17,500	240,800
EPS Co., Ltd.	450	1,227,456
Future Architect, Inc.	203	77,302
Kakaku.com, Inc.	37,000	1,183,526
MonotaRO Co., Ltd.	97,245	1,994,067
Nihon M&A Center, Inc.	13,900	412,952
Simplex Holdings, Inc.	786	294,480
Trancom Co., Ltd.	33,470	687,179

		7,314,311

Luxembourg (1.48%)
L’Occitane International SA	900,153	2,350,587

Malaysia (1.58%)
Aeon Credit Service M Bhd	133,700	471,656
JobStreet Corp. Bhd	228,300	156,115
My EG Services Bhd	1,775,500	394,304
Padini Holdings Bhd	2,037,650	1,334,776
Uzma Bhd(a)	337,500	157,453

		2,514,304

Netherlands (2.55%)
Brunel International NV	25,745	981,981
LMA International NV	1,859,000	612,496
VistaPrint NV(a)	71,020	2,450,190

		4,044,667

Norway (0.06%)
Oslo Bors VPS Holding ASA	11,835	102,101

Russia (0.07%)
Exillon Energy PLC(a)	68,749	104,554

Singapore (2.07%)
ARA Asset Management, Ltd.	698,080	782,563
Breadtalk Group, Ltd.	948,625	411,650
CSE Global, Ltd.	1,135,550	780,212
Goodpack, Ltd.	312,000	433,751
Petra Foods, Ltd.	460,000	887,175

		3,295,351

South Africa (0.98%)
Advtech, Ltd.	159,299	109,529

	Shares	Value (Note 2)

South Africa (continued)
Clicks Group, Ltd.	98,785	$651,997
EOH Holdings, Ltd.	118,300	511,194
Foschini Group, Ltd.	16,535	284,723

		1,557,443

South Korea (2.73%)
Hy-Lok Corp.	93,500	1,579,525
iMarketKorea, Inc.	41,000	823,173
Koh Young Technology, Inc.	25,410	523,651
LG Fashion Corp.	30,350	723,434
MKTrend Co., Ltd.	39,340	238,345
Shinsegae Food Co., Ltd.	5,930	454,732

		4,342,860

Sweden (2.13%)
AddTech AB, B Shares	45,537	1,185,188
Connecta AB	14,140	129,951
DIBS Payment Services AB	52,699	354,909
HIQ International AB	148,304	782,883
Indutrade AB	24,564	662,803
Swedol AB, B Shares	58,310	259,798

		3,375,532

Taiwan (4.52%)
Cub Elecparts, Inc.	155,000	263,566
Global Mixed Mode Technology, Inc.	143,000	405,268
Pacific Hospital Supply Co.	392,150	1,032,920
Polyronics Tech Corp.	420,200	742,539
Power Mate Technology Co., Ltd.	100,000	112,695
Richtek Technology Corp.	19,200	106,907
Sporton International, Inc.	339,300	788,504
Taiwan Hon Chuan Enterprise Co., Ltd.	871,000	1,934,103
Test Research, Inc.	667,234	1,028,910
TXC Corp.	491,600	757,253

		7,172,665

Thailand (0.11%)
Coastal Energy Co.(a)	11,888	171,661

United Arab Emirates (0.07%)
Aramex PJSC	218,553	104,130

United States (33.11%)
Abaxis, Inc.(a)	15,530	554,266
Allegiant Travel Co.(a)	6,255	444,480
American Software, Inc., Class A	128,548	1,036,097
Amphenol Corp., Class A	20,920	1,231,770
Amsurg Corp.(a)	42,330	1,250,428
Ares Capital Corp.	122,665	2,039,919
AtriCure, Inc.(a)	39,550	331,033
Big 5 Sporting Goods Corp.	33,250	250,705

	Shares	Value (Note 2)

United States (continued)
Capstead Mortgage Corp.	75,410	$1,061,773
Cardtronics, Inc.(a)	38,450	1,192,334
Cempra, Inc.(a)	103,600	819,476
Colony Financial, Inc.	43,800	803,730
Core Molding Technologies, Inc.(a)	39,975	321,599
Covance, Inc.(a)	16,632	780,706
CRA International, Inc.(a)	30,573	473,576
DFC Global Corp.(a)	58,740	1,126,046
Echo Global Logistics, Inc.(a)	26,300	474,452
Ellie Mae, Inc.(a)	53,200	1,090,600
Endeavour International Corp.(a)	31,700	271,669
Exa Corp.(a)	5,000	50,125
ExamWorks Group, Inc.(a)	61,550	803,227
ExlService Holdings, Inc.(a)	34,000	838,100
First Cash Financial Services, Inc.(a)	18,900	757,890
The First of Long Island Corp.	13,610	390,471
First Republic Bank	22,805	741,847
Forward Air Corp.	3,370	112,760
FTI Consulting, Inc.(a)	8,190	209,091
Gordmans Stores, Inc.(a)	106,000	1,795,640
Houston Wire & Cable Co.	43,205	494,697
ICU Medical, Inc.(a)	7,100	378,643
IDEX Corp.	56,495	2,155,284
inContact, Inc.(a)	69,600	357,744
InnerWorkings, Inc.(a)	63,100	756,569
Intevac, Inc.(a)	68,000	399,160
KBW, Inc.	44,126	710,870
Knight Transportation, Inc.	68,595	1,051,561
Linear Technology Corp.	39,370	1,269,682
Littelfuse, Inc.	8,600	461,304
LKQ Corp.(a)	8,735	308,608
MarketAxess Holdings, Inc.	38,400	1,160,448
Market Leader, Inc.(a)	125,000	667,500
Maxim Integrated Products, Inc.	41,175	1,121,195
MEDNAX, Inc.(a)	2,765	182,849
Meridian Bioscience, Inc.	49,900	833,829
Mesa Laboratories, Inc.	5,100	236,130
Micrel, Inc.	39,675	370,565
Microchip Technology, Inc.	35,445	1,183,154
Monro Muffler Brake, Inc.	5,200	171,964
MSC Industrial Direct Co., Inc., Class A	15,470	1,063,253
Myriad Genetics, Inc.(a)	9,595	238,436
Navigant Consulting, Inc.(a)	54,910	638,603
Newpark Resources, Inc.(a)	62,200	424,826
Opnet Technologies, Inc.	32,450	857,978
Pegasystems, Inc.	21,400	594,492
Perficient, Inc.(a)	90,396	1,201,363
Pericom Semiconductor Corp.(a)	107,614	865,217
Pool Corp.	5,410	199,413
Portfolio Recovery Associates, Inc.(a)	15,455	1,308,729
Power Integrations, Inc.	22,675	799,067
Procera Networks, Inc.(a)	16,000	407,680
Quality Systems, Inc.	26,100	421,776
ReachLocal, Inc.(a)	22,650	265,458

	Shares	Value (Note 2)

United States (continued)
Resources Connection, Inc.	58,675	$662,441
Rimage Corp.	17,077	118,685
Roadrunner Transportation Systems, Inc.(a)	24,200	422,774
Robert Half International, Inc.	17,605	475,511
rue21, Inc.(a)	33,700	830,368
SEI Investments Co.	37,700	798,486
Silicon Laboratories, Inc.(a)	8,540	315,553
Tetra Tech, Inc.(a)	15,305	393,492
Tilly’s, Inc., A Shares(a)	62,000	1,029,820
TTM Technologies, Inc.(a)	19,475	213,057
Universal Truckload Services, Inc.	29,935	445,732
Vera Bradley, Inc.(a)	19,500	444,405
Volterra Semiconductor Corp.(a)	29,435	676,416
WageWorks, Inc.(a)	48,000	681,120
Zumiez, Inc.(a)	7,285	264,664

		52,584,381

TOTAL COMMON STOCKS (Cost $150,438,086)		152,443,498

EXCHANGE TRADED FUNDS (0.26%)
Market Vectors® India Small-Cap Index ETF	43,465	412,917

TOTAL EXCHANGE TRADED FUNDS (Cost $549,820)		412,917

SHORT TERM INVESTMENTS (4.03%)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class (7 Day Yield 0.000%)(b)	6,389,524	6,389,524

TOTAL SHORT TERM INVESTMENTS
(Cost $6,389,524)		6,389,524

TOTAL INVESTMENTS (100.29%) (Cost $157,377,430)		$159,245,939

Liabilities In Excess Of Other Assets (-0.29%)		(454,912)

NET ASSETS (100.00%)		$158,791,027

(a) Non-Income Producing Security.

(b) Less than 0.0005% 7 Day Yield.

Percentages stated as a percent of net assets.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.

Bhd - Berhad is the Malaysian term for public limited company.

ETF - Exchange Traded Fund.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company.

PJSC - Public Joint Stock Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

For Fund compliance purposes, the Fund’s country classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine country sub-classifications for reporting ease. Countries are shown as a percent of net assets. These country classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Grandeur Peak International Opportunities
STATEMENT OF INVESTMENTS
July 31, 2012 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (94.15%)
Australia (10.25%)
Ausenco, Ltd.	88,775	$289,209
Billabong International, Ltd.	95,643	136,192
Campbell Brothers, Ltd.	8,385	413,271
carsales.com, Ltd.	58,275	386,430
Countplus, Ltd.	37,500	50,837
DWS, Ltd.	140,151	228,290
Lycopodium, Ltd.	64,102	447,974
Magellan Financial Group, Ltd.	783,555	2,000,944
Navitas, Ltd.	42,280	172,395
Oroton Group, Ltd.	38,754	318,887
The Reject Shop, Ltd.	26,295	272,188
Sirtex Medical, Ltd.	48,000	320,313
SMS Management & Technology, Ltd.	25,875	155,538
Super Retail Group, Ltd.	108,848	876,211
Webjet, Ltd.	170,136	611,479

		6,680,158

Belgium (2.83%)
Melexis NV	123,426	1,846,667

Brazil (5.49%)
Banco ABC Brasil SA	144,676	742,725
Banco Daycoval SA	273,700	1,276,875
CETIP SA - Mercados Organizados	27,500	346,635
Fleury SA	23,850	251,978
Marcopolo SA	67,000	281,183
Tegma Gestao Logistica	40,700	679,260

		3,578,656

Britain (8.59%)
Abcam PLC	27,010	171,401
CVS Group PLC	44,320	87,206
Fidessa Group PLC	3,465	76,165
Halma PLC	65,900	408,633
Highland Gold Mining, Ltd.	52,450	94,774
Michael Page International PLC	27,425	158,018
N Brown Group PLC	128,495	529,637
Premier Oil PLC(a)	151,380	915,894
Robert Walters PLC	90,900	267,219
RPS Group PLC	537,726	2,040,226
Sthree PLC	68,116	307,570
Ted Baker PLC	16,878	234,056
Tracsis PLC	34,100	66,027
Ultra Electronics Holdings PLC	10,240	235,843

		5,592,669

Canada (8.69%)
Atrium Innovations, Inc.(a)	19,105	216,607
Churchill Corp., Class A	34,300	282,513
Gran Tierra Energy, Inc.(a)	144,450	660,136

	Shares	Value (Note 2)

Canada (continued)
Home Capital Group, Inc.	20,230	$915,025
Inmet Mining Corp.	7,435	295,739
Pan American Silver Corp.	12,345	184,772
Petroamerica Oil Corp.(a)	112,695	16,856
Richelieu Hardware, Ltd.	15,650	546,037
SEMAFO, Inc.	64,575	203,477
ShawCor, Ltd., Class A	36,645	1,293,912
Stantec, Inc.	9,476	272,228
TransGlobe Energy Corp.(a)	33,480	321,830
Westfire Energy, Ltd.(a)	100,230	453,751

		5,662,883

China (5.61%)
Airtac International Group	40,000	202,717
China Lilang, Ltd.	253,045	154,345
China Medical System Holdings, Ltd.	2,570,924	1,273,079
Golden Eagle Retail Group, Ltd.	144,000	260,343
Minth Group, Ltd.	245,815	252,006
O2Micro International, Ltd., ADR(a)	251,714	976,650
Pacific Online, Ltd.	1,628,152	535,390

		3,654,530

Finland (0.46%)
BasWare OYJ	11,400	300,170

France (3.10%)
1000mercis SA	13,894	607,224
Audika Groupe	15,755	174,465
Neurones	40,220	388,967
Sartorius Stedim Biotech	6,712	555,713
Thermador Groupe	4,265	290,512

		2,016,881

Germany (7.87%)
Adler Modemaerkte AG(a)	39,200	258,041
Amadeus Fire AG	12,845	544,151
Bertrandt AG	13,722	975,874
CompuGroup Medical AG	32,700	459,073
Gerry Weber International AG	10,295	424,092
Nexus AG	33,000	303,064
Softing AG(a)	22,086	164,135
Viscom AG	15,850	149,755
Wirecard AG	74,170	1,469,273
zooplus AG(a)	11,400	378,509

		5,125,967

Hong Kong (1.37%)
EcoGreen Fine Chemicals Group, Ltd.	118,375	19,539
Ports Design, Ltd.	83,660	82,315
Trinity, Ltd.	271,000	177,179
Vitasoy International Holdings, Ltd.	462,338	411,381

	Shares	Value (Note 2)

Hong Kong (continued)
Yingde Gases Group Co.	232,855	$199,383

		889,797

Indonesia (0.49%)
Arwana Citramulia Tbk PT	3,261,000	320,415

Ireland (1.09%)
Beazley PLC	286,600	713,107

Israel (0.56%)
Caesar Stone Sdot Yam, Ltd.(a)	21,500	252,410
Camtek, Ltd.(a)	56,296	114,281

		366,691

Japan (7.21%)
Benefit One, Inc.	54	54,812
CMIC Co., Ltd.	14,555	226,732
CyberAgent, Inc.	166	328,707
Daiken Medical Co., Ltd.	20,700	284,832
EPS Co., Ltd.	344	938,322
Future Architect, Inc.	214	81,491
Kakaku.com, Inc.	19,000	607,757
MonotaRO Co., Ltd.	46,745	958,534
Nihon M&A Center, Inc.	12,600	374,331
Simplex Holdings, Inc.	948	355,174
Trancom Co., Ltd.	23,690	486,384

		4,697,076

Luxembourg (2.11%)
L’Occitane International SA	527,362	1,377,111

Malaysia (2.65%)
Aeon Credit Service M Bhd	96,900	341,836
JobStreet Corp. Bhd	108,000	73,852
My EG Services Bhd	970,800	215,596
Padini Holdings Bhd	1,172,850	768,283
Uzma Bhd(a)	694,200	323,864

		1,723,431

Netherlands (3.29%)
Brunel International NV	18,175	693,241
LMA International NV	1,283,000	422,718
VistaPrint NV(a)	29,770	1,027,065

		2,143,024

Norway (0.10%)
Oslo Bors VPS Holding ASA	7,635	65,868

Russia (0.16%)
Exillon Energy PLC(a)	66,740	101,499

Singapore (3.21%)
ARA Asset Management, Ltd.	437,920	490,918
Breadtalk Group, Ltd.	785,375	340,809

	Shares	Value (Note 2)

Singapore (continued)
CSE Global, Ltd.	728,055	$500,231
Goodpack, Ltd.	262,000	364,240
Petra Foods, Ltd.	204,000	393,442

		2,089,640

South Africa (2.78%)
Advtech, Ltd.	144,325	99,233
Clicks Group, Ltd.	60,485	399,211
Ellies Holdings, Ltd.(a)	528,940	428,237
EOH Holdings, Ltd.	68,156	294,513
Foschini Group, Ltd.	13,770	237,111
Pinnacle Technology Holdings, Ltd.	129,500	248,185
Value Group, Ltd.	157,300	103,593

		1,810,083

South Korea (4.79%)
Daewoong Pharma Co.	2,969	64,730
Hy-Lok Corp.	52,028	878,925
iMarketKorea, Inc.	19,960	400,745
Koh Young Technology, Inc.	14,800	304,999
LEENO Industrial, Inc.	13,300	283,498
LG Fashion Corp.	24,370	580,892
MKTrend Co., Ltd.	40,660	246,343
Shinsegae Food Co., Ltd.	4,674	358,418

		3,118,550

Sweden (3.81%)
AddTech AB, B Shares	27,011	703,013
Connecta AB	9,670	88,870
DIBS Payment Services AB	83,100	559,649
HIQ International AB	92,416	487,856
Indutrade AB	15,950	430,374
Swedol AB, B Shares	47,310	210,788

		2,480,550

Taiwan (7.39%)
Cub Elecparts, Inc.	170,000	289,072
Global Mixed Mode Technology, Inc.	114,500	324,498
Leadtrend Technology Corp.	142,000	238,146
Pacific Hospital Supply Co.	227,700	599,760
Polyronics Tech Corp.	346,300	611,950
Power Mate Technology Co., Ltd.	131,000	147,630
Richtek Technology Corp.	34,000	189,314
Sporton International, Inc.	190,400	442,473
Taiwan Hon Chuan Enterprise Co., Ltd.	441,800	981,041
Test Research, Inc.	304,880	470,141
TXC Corp.	336,900	518,956

		4,812,981

Thailand (0.12%)
Coastal Energy Co.(a)	5,218	75,347

	Shares	Value (Note 2)

United Arab Emirates (0.13%)
Aramex PJSC	181,447	$86,450

TOTAL COMMON STOCKS (Cost $61,333,743)		61,330,201

EXCHANGE TRADED FUNDS (0.42%)
Market Vectors® India Small-Cap Index ETF	28,770	273,315

TOTAL EXCHANGE TRADED FUNDS (Cost $364,130)		273,315

SHORT TERM INVESTMENTS (1.81%)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio - Institutional Class (7 Day Yield 0.000%)(b)	1,178,462	1,178,462

TOTAL SHORT TERM INVESTMENTS (Cost $1,178,462)		1,178,462

TOTAL INVESTMENTS (96.38%) (Cost $62,876,335)		$62,781,978

Assets In Excess Of Other Liabilities (3.62%)		2,355,056

NET ASSETS (100.00%)		$65,137,034

(a) Non-Income Producing Security.

(b) Less than 0.0005% 7 Day Yield.

Percentages stated as a percent of net assets.

Common Abbreviations:

AB	- Aktiebolag is the Swedish equivalent of the term corporation.
ADR	- American Depositary Receipt.
AG	- Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	- Allmennaksjeselskap is the Norwegian term for a public limited company.
Bhd	- Berhad is the Malaysian term for public limited company.
ETF	- Exchange Traded Fund.
Ltd.	- Limited.
NV	- Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	- Public Limited Company.
PJSC	- Public Joint Stock Company.
SA	- Generally designates corporations in various countries, mostly those employing the civil law.

For Fund compliance purposes, the Fund’s country classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine country sub-classifications for reporting ease. Countries are shown as a percent of net assets. These country classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

July 31, 2012 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2012, the Trust has twenty-three registered funds. This quarterly report describes the Grandeur Peak Global Opportunities Fund and Grandeur Peak International Opportunities Fund (collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class and Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles, (“GAAP”).

The preparation of Statement of Investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investment may differ from the value the Funds ultimately realizes upon sale of the securities. The Statement of Investments has been prepared as of the close of the New York Stock Exchange (“NYSE”) on July 31, 2012.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Funds’ portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Investment Transactions: Investment and shareholder transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of July 31, 2012:

Investments in Securities at Value (a)	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Grandeur Peak Global Opportunities

Common Stocks
Australia	$10,481,386	$–	$–	$10,481,386
Belgium	3,753,779	–	–	3,753,779
Brazil	5,496,225	–	–	5,496,225
Britain	10,363,895	–	–	10,363,895
Canada	11,513,974	–	–	11,513,974
Cayman Islands	506,793	–	–	506,793
China	5,956,781	–	–	5,956,781
France	2,575,387	–	–	2,575,387
Germany	8,441,957	–	–	8,441,957
Hong Kong	1,264,716	–	–	1,264,716
Indonesia	393,027	–	–	393,027
Ireland	1,255,029	–	–	1,255,029
Israel	1,406,002	–	–	1,406,002
Japan	7,314,311	–	–	7,314,311
Luxembourg	2,350,587	–	–	2,350,587
Malaysia	2,514,304	–	–	2,514,304
Netherlands	4,044,667	–	–	4,044,667
Norway	102,101	–	–	102,101
Russia	104,554	–	–	104,554
Singapore	3,295,351	–	–	3,295,351
South Africa	1,557,443	–	–	1,557,443
South Korea	4,342,860	–	–	4,342,860
Spain	667,500	–	–	667,500
Sweden	3,375,532	–	–	3,375,532
Taiwan	7,172,665	–	–	7,172,665
Thailand	171,661	–	–	171,661
United Arab Emirates	104,130	–	–	104,130
United States	51,916,881	–	–	51,916,881
Exchange Traded Funds	412,917	–	–	412,917
Short Term Investments	6,389,524	–	–	6,389,524

Total	$159,245,939	$–	$–	$159,245,939

a) For detailed descriptions, see the accompanying Statement of Investments.

Investments in Securities at Value (a)	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Grandeur Peak International Opportunities

Common Stocks
Australia	$6,680,158	$–	$–	$6,680,158
Belgium	1,846,667	–	–	1,846,667
Brazil	3,578,656	–	–	3,578,656
Britain	5,592,669	–	–	5,592,669
Canada	5,662,883	–	–	5,662,883
Cayman Islands	202,717	–	–	202,717
China	3,451,813	–	–	3,451,813
Finland	300,170	–	–	300,170
France	2,016,881	–	–	2,016,881
Germany	5,125,967	–	–	5,125,967
Hong Kong	889,797	–	–	889,797
Indonesia	320,415	–	–	320,415
Ireland	713,107	–	–	713,107
Israel	366,691	–	–	366,691
Japan	4,697,076	–	–	4,697,076
Luxembourg	1,377,111	–	–	1,377,111
Malaysia	1,723,431	–	–	1,723,431
Netherlands	2,143,024	–	–	2,143,024
Norway	65,868	–	–	65,868
Russia	101,499	–	–	101,499
Singapore	2,089,640	–	–	2,089,640
South Africa	1,810,083	–	–	1,810,083
South Korea	3,118,550	–	–	3,118,550
Sweden	2,480,550	–	–	2,480,550
Taiwan	4,812,981	–	–	4,812,981
Thailand	75,347	–	–	75,347
United Arab Emirates	86,450	–	–	86,450
Exchange Traded Funds	273,315	–	–	273,315
Short Term Investments	1,178,462	–	–	1,178,462

Total	$62,781,978	$–	$–	$62,781,978

(a) For detailed descriptions, see the accompanying Statement of Investments.

For the period ended July 31, 2012, the Funds did not have any significant transfers between Level 1 and Level 2 securities. The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Grandeur Peak Global Opportunities

Investments in Securities at Value	Balance as of April 30, 2012	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of July 31, 2012	Net change in unrealized appreciation/ (depreciation) attributable to level 3 investments still held at July 31, 2012

Common Stocks	$190,464	$-	$(48,750)	$-	$(141,714)	$-	$-

Total	$190,464	$-	$(48,750)	$-	$(141,714)	$-	$-

Grandeur Peak International

Opportunities

Investments in Securities at Value	Balance as of April 30, 2012	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of July 31, 2012	Net change in unrealized appreciation/ (depreciation) attributable to level 3 investments still held at July 31, 2012

Common Stocks	$110,632	$-	$(28,317)	$-	$(82,315)	$-	$-

Total	$110,632	$-	$(28,317)	$-	$(82,315)	$-	$-

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of July 31, 2012, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

	Grandeur Peak Global Opportunities Fund	Grandeur Peak International Opportunities Fund

Gross appreciation (excess of value over tax cost)	$12,479,135	$5,196,271
Gross depreciation (excess of tax cost over value)	(10,651,624)	(5,307,432)
Net unrealized appreciation/(depreciation)	$1,827,511	$(111,161)

Cost of investments for income tax purposes	$157,418,428	$62,893,139

PATHWAY ADVISORS AGGRESSIVE GROWTH FUND

STATEMENT OF INVESTMENTS

July 31, 2012 (Unaudited)

Description		Shares	Value (Note 2)

EXCHANGE TRADED FUNDS (52.26%)
iShares® Dow Jones International Select Dividend Index Fund		1,132	$34,549
SPDR® Barclays Capital High Yield Bond ETF		616	24,565
Vanguard MSCI Emerging Markets ETF		120	4,802
Vanguard Small-Cap Value ETF		254	17,241
Vanguard Total Stock Market ETF		556	39,091
WisdomTree Emerging Markets SmallCap Dividend Fund		228	9,929

			130,177

TOTAL EXCHANGE TRADED FUNDS (Cost $130,739)			130,177

OPEN-END MUTUAL FUNDS (27.95%)
Akre Focus Fund - Retail Class		1,487	22,128
Mairs & Power Growth Fund - Investor Class		285	22,500
T. Rowe Price Capital Appreciation Fund		1,118	25,000

			69,628

TOTAL OPEN-END MUTUAL FUNDS (Cost $70,000)			69,628

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (91.35%)
Dreyfus Cash Management, Institutional Shares	0.096%	227,517	227,517

TOTAL SHORT TERM INVESTMENTS (Cost $227,517)			227,517

TOTAL INVESTMENTS (171.56%) (Cost $428,256)			$427,322

Liabilities in Excess of Other Assets (-71.56%)			(178,247)

NET ASSETS (100.00%)			$249,075

Common Abbreviations:

ETF	- Exchange Traded Fund.
MSCI	- Morgan Stanley Capital International.
SPDR	- Standard & Poor’s Depository Receipts.

See Notes to Quarterly Statement of Investments.

PATHWAY ADVISORS CONSERVATIVE FUND
STATEMENT OF INVESTMENTS
July 31, 2012 (Unaudited)

Description		Shares	Value (Note 2)

EXCHANGE TRADED FUNDS (20.56%)
iShares® Dow Jones International Select Dividend Index Fund		243	$7,416
SPDR® Barclays Capital High Yield Bond ETF		184	7,338
Vanguard MSCI Emerging Markets ETF		120	4,802
Vanguard REIT ETF		110	7,341
Vanguard Small-Cap Value ETF		108	7,331
Vanguard Total Stock Market ETF		244	17,155

			51,383

TOTAL EXCHANGE TRADED FUNDS (Cost $51,688)			51,383

OPEN-END MUTUAL FUNDS (59.02%)
DoubleLine Total Return Bond Fund - Class I		3,754	42,274
Loomis Sayles Bond Fund - Institutional Class		857	12,526
PIMCO Real Return Fund - Institutional Class		2,006	25,100
PIMCO Total Return Fund - Institutional Class		2,838	32,557
Templeton Global Bond Fund - Class A		954	12,529
Vanguard GNMA Fund - Admiral Shares		2,027	22,500

			147,486

TOTAL OPEN-END MUTUAL FUNDS (Cost $147,500)			147,486

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (60.03%)
Dreyfus Cash Management, Institutional Shares	0.096%	150,017	150,017

TOTAL SHORT TERM INVESTMENTS (Cost $150,017)			150,017

TOTAL INVESTMENTS (139.61%) (Cost $349,205)			$348,886

Liabilities in Excess of Other Assets (-39.61%)			(98,985)

NET ASSETS (100.00%)			$249,901

Common Abbreviations:

ETF	- Exchange Traded Fund.
GNMA	- Government National Mortgage Association.
MSCI	- Morgan Stanley Capital International.
PIMCO	- Pacific Investment Management Company, LLC.
REIT	- Real Estate Investment Trust.
SPDR	- Standard & Poor’s Depository Receipts.

See Notes to Quarterly Statement of Investments.

PATHWAY ADVISORS GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS
July 31, 2012 (Unaudited)

Description	Shares	Value (Note 2)

EXCHANGE TRADED FUNDS (34.43%)
iShares® Dow Jones International Select Dividend Index Fund	565	$17,244
iShares® Dow Jones Select Dividend Index Fund	210	12,047
Vanguard Large-Cap ETF	590	37,075
Vanguard Small-Cap Value ETF	178	12,082
WisdomTree Emerging Markets SmallCap Dividend Fund	172	7,490

		85,938

TOTAL EXCHANGE TRADED FUNDS
(Cost $86,408)		85,938

OPEN-END MUTUAL FUNDS (45.02%)
DoubleLine Total Return Bond Fund - Class I	3,313	37,301
PIMCO GNMA Fund - Institutional Class	1,049	12,500
PIMCO Real Return Fund - Institutional Class	1,404	17,570
PIMCO Total Return Fund - Institutional Class	2,183	25,044
T. Rowe Price Capital Appreciation Fund	893	19,973

		112,388

TOTAL OPEN-END MUTUAL FUNDS (Cost $112,500)		112,388

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (67.11%)
Dreyfus Cash Management, Institutional Shares	0.096%	167,517	167,517

TOTAL SHORT TERM INVESTMENTS (Cost $167,517)			167,517

TOTAL INVESTMENTS (146.56%) (Cost $366,425)			$365,843

Liabilities in Excess of Other Assets (-46.56%)			(116,230)

NET ASSETS (100.00%)			$249,613

Common Abbreviations:

ETF - Exchange Traded Fund.

GNMA - Government National Mortgage Association.

PIMCO - Pacific Investment Management Company, LLC.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

July 31, 2012 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2012, the Trust has twenty-three registered funds. This quarterly report describes Pathway Advisors Aggressive Growth Fund, Pathway Advisors Conservative Fund and Pathway Advisors Growth and Income Fund (collectively, the “Funds”). Pathway Advisors Aggressive Growth Fund seeks total return through a primary emphasis on growth with a secondary emphasis on income, Pathway Advisors Conservative Fund seeks total return through a primary emphasis on income with a secondary emphasis on growth of capital and Pathway Advisors Growth and Income Fund seeks total return through growth of capital and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles, (“GAAP”).

The preparation of the Statement of Investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the Statement of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investments may differ from the value the Funds ultimately realize upon sale of the securities. The Statement of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on July 31, 2012.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s or subsidiary’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Investment Transactions: Investment and shareholder transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of July 31, 2012:

Pathway Advisors Aggressive Growth Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

EXCHANGE TRADED FUNDS	$130,177	$–	$–	$130,177

Open-End Mutual Funds	69,628	–	–	69,628

Short Term Investments	227,517	–	–	227,517

Total	$427,322	$–	$–	$427,322

Pathway Advisors Conservative Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

EXCHANGE TRADED FUNDS	$51,383	$–	$–	$51,383

Open-End Mutual Funds	147,486	–	–	147,486

Short Term Investments	150,017	–	–	150,017

Total	$348,886	$–	$–	$348,886

Pathway Advisors Growth and Income Fund

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

EXCHANGE TRADED FUNDS	$85,938	$–	$–	$85,938

Open-End Mutual Funds	112,388	–	–	112,388

Short Term Investments	167,517	–	–	167,517

Total	$365,843	$–	$–	$365,843

There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2012.

For the period ended July 31, 2012, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of July 31, 2012, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Pathway Advisors Aggressive Growth Fund

Gross appreciation (excess of value over tax cost)	$20
Gross depreciation (excess of tax cost over value)	(954)
Net unrealized depreciation	$(934)

Cost of investments for income tax purposes	$428,256

Pathway Advisors Conservative Fund

Gross appreciation (excess of value over tax cost)	$211
Gross depreciation (excess of tax cost over value)	(530)
Net unrealized depreciation	$(319)

Cost of investments for income tax purposes	$349,205

Pathway Advisors Growth and Income Fund

Gross appreciation (excess of value over tax cost)	$114
Gross depreciation (excess of tax cost over value)	(696)
Net unrealized depreciation	$(582)

Cost of investments for income tax purposes	$366,425

REDMONT RESOLUTE FUND I
STATEMENT OF INVESTMENTS
July 31, 2012 (Unaudited)

Description	Shares	Value (Note 2)

OPEN-END MUTUAL FUNDS (99.39%)
AQR Multi Strategy Alternative Fund, Class I	14,402	$143,592
AQR Risk Parity Fund, Class I	12,399	143,453
ASG Diversifying Strategies Fund, Class A	5,978	56,972
ASG Managed Futures Strategy Fund, Class A	5,886	57,090
BlackRock Global Allocation Fund, Inc., Class I	5,451	103,239
Diamond Hill Long-Short Fund, Class Y(a)	3,198	56,158
FPA Crescent Fund	3,747	103,519
Marketfield Fund(a)	8,934	134,271
PIMCO Global Multi-Asset Fund, Institutional Class	12,307	137,595
Robeco Boston Partners Long/Short Research Fund, Institutional Class	8,657	100,599
Turner Spectrum Fund, Institutional Class	9,955	108,314

		1,144,802

TOTAL OPEN-END MUTUAL FUNDS (Cost $1,137,650)		1,144,802

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (0.45%)
Dreyfus Treasury Cash Management Fund, Institutional Class	0.010%	5,220	5,220

TOTAL SHORT TERM INVESTMENTS (Cost $5,220)			5,220

TOTAL INVESTMENTS (99.84%) (Cost $1,142,870)			$1,150,022

Other Assets In Excess Of Liabilities (0.16%)			1,857

NET ASSETS (100.00%)			$1,151,879

(a) Non-income producing security.

See Notes to Quarterly Statement of Investments.

REDMONT RESOLUTE FUND II
STATEMENT OF INVESTMENTS
July 31, 2012 (Unaudited)

Description		Shares	Value (Note 2)

OPEN-END MUTUAL FUNDS (65.74%)
AQR Multi Strategy Alternative Fund, Class I		1,158,666	$11,551,905
AQR Risk Parity Fund, Class I		985,646	11,403,923
ASG Diversifying Strategies Fund, Class Y		476,451	4,554,869
ASG Managed Futures Strategy Fund, Class Y		468,696	4,551,036
BlackRock Global Allocation Fund, Inc., Class I		438,259	8,300,622
Diamond Hill Long-Short Fund, Class Y(a)		327,423	5,749,542
FPA Crescent Fund		297,070	8,208,047
Marketfield Fund(a)		715,393	10,752,364
PIMCO Global Multi-Asset Fund, Institutional Class		982,956	10,989,445
Robeco Boston Partners Long/Short Research Fund, Institutional Class		574,891	6,680,228

Turner Spectrum Fund, Institutional Class		789,965	8,594,822

			91,336,803

TOTAL OPEN-END MUTUAL FUNDS (Cost $89,948,873)			91,336,803

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (0.06%)
Dreyfus Treasury Cash Management Fund, Institutional Class	0.010%	89,058	89,058

TOTAL SHORT TERM INVESTMENTS (Cost $89,058)			89,058

TOTAL INVESTMENTS (65.80%) (Cost $90,037,931)			$91,425,861

Other Assets In Excess Of Liabilities (34.20%)			47,517,133

NET ASSETS (100.00%)			$138,942,994

(a)	Non-income producing security.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

July 31, 2012 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2012, the Trust has twenty-three registered funds. This quarterly report describes the Redmont Resolute Fund I and Redmont Resolute Fund II (collectively, the “Funds”). The Funds seek to provide long-term total return with reduced volatility and reduced correlation to the conventional stock and bond markets. The Funds are structured as fund-of-funds and under normal circumstances, the Funds pursue their objectives by investing primarily in managed portfolios of other open-end investment companies registered under the Investment Company of 1940, as amended (the “1940 Act”), that use alternative or hedging strategies. The Redmont Resolute Fund I offers Class A and Class I shares and the Redmont Resolute Fund II offers Class I shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles, (“GAAP”).

The preparation of Statement of Investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investment may differ from the value the Funds ultimately realizes upon sale of the securities. The Statement of Investments has been prepared as of the close of the New York Stock Exchange (“NYSE”) on July 31, 2012.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value. When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Investment Transactions: Investment and shareholder transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of July 31, 2012:

Redmont Resolute Fund I

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Open-End Mutual Funds	$1,144,802	$–	$–	$1,144,802
Short Term Investments	5,220	–	–	5,220

Total	$1,150,022	$–	$–	$1,150,022

Redmont Resolute Fund II

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Open-End Mutual Funds	$91,336,803	$–	$–	$91,336,803
Short Term Investments	89,058	–	–	89,058

Total	$91,425,861	$–	$–	$91,425,861

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of July 31, 2012, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

	Redmont Resolute Fund I	Redmont Resolute Fund II

Gross appreciation (excess of value over tax cost)	$12,623	$1,631,376
Gross depreciation (excess of tax cost over value)	(6,601)	(254,199)
Net unrealized appreciation	$6,022	$1,377,177

Cost of investments for income tax purposes	$1,144,000	$90,048,684

SEAFARER OVERSEAS GROWTH AND INCOME FUND
STATEMENT OF INVESTMENTS
July 31, 2012 (Unaudited)

	Currency	Shares	Value

COMMON STOCKS* (82.7%)

Australia (1.2%)
Telstra Corp., Ltd.	AUD	23,000	$96,594

Total Australia			96,594

Brazil (3.8%)
Odontoprev SA	BRL	60,700	292,955

Total Brazil			292,955

China / Hong Kong (20.2%)
Digital China Holdings, Ltd.	HKD	210,000	325,820
Citic Telecom International Holdings, Ltd.	HKD	1,625,000	309,954
Hang Lung Properties, Ltd.	HKD	66,000	233,186
Kingdee International Software Group Co., Ltd.(a)	HKD	1,346,000	154,971
Vitasoy International Holdings, Ltd.	HKD	140,000	124,133
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	HKD	108,000	119,727
China Communications Services Corp., Ltd., Class H	HKD	208,000	106,235
Television Broadcasts, Ltd.	HKD	14,000	100,060
CLP Holdings, Ltd.	HKD	11,500	99,228

Total China / Hong Kong			1,573,314

India (4.2%)
Infosys, Ltd. ADR	USD	8,200	324,556

Total India			324,556

Indonesia (2.8%)
Perusahaan Gas Negara Persero Tbk PT	IDR	550,000	219,430

Total Indonesia			219,430

Japan (4.2%)
OBIC Business Consultants, Ltd.	JPY	2,900	152,518
Hisamitsu Pharmaceutical Co., Inc.	JPY	2,600	130,871
Hamamatsu Photonics K.K.	JPY	1,300	45,423

Total Japan			328,812

Malaysia (4.6%)
AMMB Holdings Bhd	MYR	94,500	193,309
Hartalega Holdings Bhd	MYR	117,600	165,048

Total Malaysia			358,357

	Currency	Shares	Value

Mexico (5.3%)
Kimberly-Clark de Mexico SAB de CV, Class A	MXN	112,400	$233,953
Grupo Herdez SAB de CV	MXN	73,847	180,196

Total Mexico			414,149

Poland (8.8%)
PGE SA	PLN	53,500	297,581
Bank Pekao SA	PLN	5,000	208,633
Asseco Poland SA	PLN	13,000	176,576

Total Poland			682,790

Singapore (9.5%)
SIA Engineering Co., Ltd.	SGD	96,000	313,943
Singapore Technologies Engineering, Ltd.	SGD	62,000	164,059
Cerebos Pacific, Ltd.	SGD	32,000	138,348
Hong Leong Finance, Ltd.	SGD	64,000	123,675

Total Singapore			740,025

South Africa (1.1%)
Life Healthcare Group Holdings, Ltd.	ZAR	21,402	86,722

Total South Africa			86,722

Taiwan (4.9%)
Taiwan Semiconductor Manufacturing Co., Ltd.	TWD	68,000	184,062
Taiwan Hon Chuan Enterprise Co., Ltd.	TWD	68,000	149,815
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	USD	3,400	47,498

Total Taiwan			381,375

Thailand (7.3%)
Bangkok Bank PCL NVDR	THB	40,000	247,780
PTT PCL	THB	22,800	234,889
Thai Reinsurance PCL	THB	840,000	81,988

Total Thailand			564,657

Turkey (4.8%)
Aselsan Elektronik Sanayi Ve Ticaret AS	TRY	38,000	263,028
Asya Katilim Bankasi AS(a)	TRY	100,000	107,356

Total Turkey			370,384

TOTAL COMMON STOCKS (Cost $6,384,106)			6,434,120

			Currency	Shares	Value

EXCHANGE TRADED FUNDS (3.2%)

Vietnam (3.2%)
Market Vectors Vietnam ETF			USD	14,300	$252,395

Total Vietnam					252,395

TOTAL EXCHANGE TRADED FUNDS (Cost $265,872)					252,395

PREFERRED STOCKS* (7.0%)

South Korea (7.0%)
Samsung Fire & Marine Insurance Co., Ltd.			KRW	4,404	292,140
S-Oil Corp.			KRW	5,173	250,453

Total South Korea					542,593

TOTAL PREFERRED STOCKS (Cost $549,221)					542,593

	Currency Rate		Maturity Date	Principal Amount	Value

CONVERTIBLE CORPORATE BOND (3.2%)

India (1.3%)
Tata Power Co., Ltd., Series TPWR	USD	1.75%	11/21/2014	$100,000	100,150

Total India					100,150

South Africa (1.9%)
Steinhoff International Holdings Ltd., Series SHF	ZAR	9.63%	07/20/2015	1,000,000	146,093

Total South Africa					146,093

TOTAL CONVERTIBLE CORPORATE BOND (Cost $247,383)					246,243

			Currency	Shares	Value

WARRANTS (0.0%)(b)
Hartalega Holdings, Strike Price 4.14 (expiration 5/29/15)			MYR	6,860	2,630

					2,630

TOTAL WARRANTS (Cost $–)					2,630

Value

TOTAL INVESTMENTS
(Cost $7,446,582) (96.1%)	$7,477,981

Cash and Other Assets, Less Liabilities (3.9%)	302,555

NET ASSETS (100.0%)	$7,780,536

*	Certain securities were fair valued in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board (Note 2).
(a)	Non-income producing security.
(b)	Less than 0.05%.

Currency Abbreviations
AUD	-	Australia Dollar
BRL	-	Brazil Real
HKD	-	Hong Kong Dollar
IDR	-	Indonesia Rupiah
JPY	-	Japan Yen
KRW	-	South Korea Won
MXN	-	Mexico Peso
MYR	-	Malaysia Ringgit
PLN	-	Poland Zloty
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkey Lira
TWD	-	Taiwan New Dollar
USD	-	United States Dollar
ZAR	-	South Africa Rand

Common Abbreviations:
ADR	-	American Depositary Receipt.
AS	-	Andonim Sirketi, Joint Stock Company in Turkey.
Bhd	-	Berhad, Public Limited Company in Malaysia.
ETF	-	Exchange Traded Fund.
K.K.	-	Kabushiki Kaisha, Stock Company in Japan.
Ltd.	-	Limited.
NVDR	-	Non-Voting Depository Receipt.
PCL	-	Public Company Limited.
PLC	-	Public Limited Company.
PT	-	Perseroan Terbata, Limited Liability Company in Indonesia.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SAB de CV	-	A variable capital company.

For Fund compliance purposes, the Fund’s country classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine country sub-classifications for reporting ease. Countries are shown as a percent of net assets. These country classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

July 31, 2012 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2012, the Trust has twenty-three registered funds. This quarterly report describes the Seafarer Overseas Growth and Income Fund (the “Fund”). The Fund seeks to provide long-term capital appreciation along with some current income; it also seeks to mitigate adverse volatility in returns. The Fund offers Investor Class and Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles, (“GAAP”).

The preparation of Statement of Investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investment may differ from the value the Fund ultimately realizes upon sale of the securities. The Statement of Investments has been prepared as of the close of the New York Stock Exchange (“NYSE”) on July 31, 2012.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). The Fund will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Fund’s valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Investment Transactions: Investment and shareholder transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Fair Value Measurements: The Fund discloses the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Funds as of July 31, 2012:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Australia	$–	$96,594	$–	$96,594
Brazil	292,955	–	–	292,955
China / Hong Kong	–	1,573,314	–	1,573,314
India	324,556	–	–	324,556
Indonesia	–	219,430	–	219,430
Japan	–	328,812	–	328,812
Malaysia	–	358,357	–	358,357
Mexico	414,149	–	–	414,149
Poland	–	682,790	–	682,790
Singapore	–	740,025	–	740,025
South Africa	–	86,722	–	86,722
Taiwan	47,498	333,877	–	381,375
Thailand	–	564,657	–	564,657
Turkey	–	370,384	–	370,384
Exchange Traded Funds	252,395	–	–	252,395
Preferred Stocks
South Korea	292,140	250,453	–	542,593
Convertible Corporate Bond	–	246,243	–	246,243
Warrants	2,630	–	–	2,630

Total	$1,626,323	$5,851,658	$–	$7,477,981

(a)	For detailed descriptions of countries, see the accompanying Statement of Investments.

The Fund recognizes transfers between levels as of the end of the fiscal year. For the period ended July 31, 2012, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff. There were no Level 3 securities held during the period.

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of July 31, 2012, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

Gross appreciation (excess of value over tax cost)	$305,573
Gross depreciation (excess of tax cost over value)	(274,174)
Net unrealized appreciation	$31,399

Cost of investments for income tax purposes	$7,446,582

VULCAN VALUE PARTNERS FUND
STATEMENT OF INVESTMENTS
July 31, 2012 (Unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (98.92%)
Communications (21.99%)
Internet (4.27%)
Google, Inc., Class A(a)	15,414	$9,756,600

Media (13.53%)
Discovery Communications, Inc., Class C(a)	218,810	10,200,922
Time Warner, Inc.	263,210	10,296,775
The Walt Disney Co.	212,438	10,439,204

		30,936,901

Telecommunications (4.19%)
Cisco Systems, Inc.	601,131	9,588,039

TOTAL COMMUNICATIONS		50,281,540

Consumer, Cyclical (4.63%)
Lodging (4.63%)
Intercontinental Hotels Group PLC, ADR	428,574	10,585,778

TOTAL CONSUMER, CYCLICAL		10,585,778

Consumer, Non-cyclical (14.01%)
Beverages (3.54%)
The Coca-Cola Co.	100,310	8,105,048

Commercial Services (2.91%)
Mastercard, Inc., Class A	15,220	6,644,595

Food (7.56%)
TESCO PLC	2,049,246	10,256,476
Unilever NV, New York Registry Shares	203,021	7,034,678

		17,291,154

TOTAL CONSUMER, NON-CYCLICAL		32,040,797

Financials (32.37%)
Banks (4.87%)
The Bank of New York Mellon Corp.	523,447	11,138,952

Diversified Financial Services (18.80%)
CME Group, Inc.	213,395	11,120,014
Franklin Resources, Inc.	97,689	11,229,351
The NASDAQ OMX Group, Inc.	449,336	10,199,927
Visa, Inc., Class A	80,849	10,435,180

		42,984,472

Insurance (8.70%)
The Chubb Corp.	139,189	10,117,648

	Shares	Value (Note 2)

Insurance (continued)
Everest Re Group, Ltd.	95,920	$9,755,064

		19,872,712

TOTAL FINANCIALS		73,996,136

Industrials (12.61%)
Aerospace/Defense (3.40%)
United Technologies Corp.	104,514	7,780,022

Miscellaneous Manufacturers (9.21%)
Dover Corp.	189,251	10,308,502
Parker Hannifin Corp.	133,780	10,745,210

		21,053,712

TOTAL INDUSTRIALS		28,833,734

Technology (13.31%)
Computers (4.52%)
Apple, Inc.	16,935	10,343,220

Software (8.79%)
Microsoft Corp.	332,431	9,796,742
Oracle Corp.	340,791	10,291,888

		20,088,630

TOTAL TECHNOLOGY		30,431,850

TOTAL COMMON STOCKS (Cost $207,910,709)		226,169,835

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (1.09%)
Money Market Fund (1.09%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.010%	2,486,265	2,486,265

TOTAL SHORT TERM INVESTMENTS (Cost $2,486,265)			2,486,265

TOTAL INVESTMENTS (100.01%) (Cost $210,396,974)			$228,656,100

Liabilities In Excess Of Other Assets (-0.01%)			(24,340)

NET ASSETS (100.00%)			$228,631,760

(a) Non-Income Producing Security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

VULCAN VALUE PARTNERS SMALL CAP FUND
STATEMENT OF INVESTMENTS
July 31, 2012 (Unaudited)
	Shares	Value (Note 2)

COMMON STOCKS (94.39%)
Basic Materials (4.00%)
Chemicals (4.00%)
KMG Chemicals, Inc.	117,098	$2,093,712

TOTAL BASIC MATERIALS		2,093,712

Communications (4.06%)
Telecommunications (4.06%)
NeuStar, Inc., Class A(a)	59,876	2,120,209

TOTAL COMMUNICATIONS		2,120,209

Consumer, Cyclical (15.80%)
Apparel (3.96%)
Iconix Brand Group, Inc.(a)	116,730	2,069,623

Leisure Time (2.25%)
Interval Leisure Group, Inc.	64,256	1,178,455

Retail (9.59%)
Jos A Bank Clothiers, Inc.(a)	55,378	2,340,274
Nathan’s Famous, Inc.(a)	54,943	1,664,224
Sonic Corp.(a)	101,963	1,009,434

		5,013,932

TOTAL CONSUMER, CYCLICAL		8,262,010

Consumer, Non-cyclical (16.82%)
Commercial Services (10.08%)
Heartland Payment Systems, Inc.	34,035	1,078,909
Towers Watson & Co., Class A	34,731	2,036,279
Universal Technical Institute, Inc.	187,516	2,154,559

		5,269,747

Household Products/Wares (6.74%)
Jarden Corp.	34,875	1,576,350
Tupperware Brands Corp.	37,173	1,948,609

		3,524,959

TOTAL CONSUMER, NON-CYCLICAL		8,794,706

Financials (29.63%)
Diversified Financial Services (16.32%)
Eaton Vance Corp.	93,359	2,476,814
Janus Capital Group, Inc.	285,087	2,061,179
The NASDAQ OMX Group, Inc.	102,503	2,326,818
Netspend Holdings, Inc.(a)	189,525	1,667,820

		8,532,631

		Shares	Value (Note 2)

Insurance (13.31%)
Endurance Specialty Holdings, Ltd.		64,748	$2,244,813
Everest Re Group, Ltd.		19,610	1,994,337
The Navigators Group, Inc.(a)		46,605	2,257,080
ProAssurance Corp.		5,206	466,302

			6,962,532

TOTAL FINANCIALS			15,495,163

Industrials (14.03%)
Electronics (2.73%)
Ituran Location and Control, Ltd.		126,578	1,430,331

Machinery-Diversified (8.85%)
Altra Holdings, Inc.		114,312	1,888,434
Gardner Denver, Inc.		24,780	1,411,964
IDEX Corp.		34,764	1,326,247

			4,626,645

Miscellaneous Manufacturers (2.45%)
Donaldson Co., Inc.		37,528	1,280,831

TOTAL INDUSTRIALS			7,337,807

Technology (10.05%)
Software (10.05%)
Dun & Bradstreet Corp.		43,270	3,469,821
Fair Isaac Corp.		41,224	1,784,587

			5,254,408

TOTAL TECHNOLOGY			5,254,408

TOTAL COMMON STOCKS (Cost $45,452,117)			49,358,015

	7-Day Yield	Shares	Value (Note 2)

SHORT TERM INVESTMENTS (5.45%)
Money Market Fund (5.45%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.010%	2,847,948	2,847,948

TOTAL SHORT TERM INVESTMENTS (Cost $2,847,948)			2,847,948

TOTAL INVESTMENTS (99.84%) (Cost $48,300,065)			$52,205,963

Other Assets In Excess Of Liabilities (0.16%)			85,513

NET ASSETS (100.00%)			$52,291,476

(a) Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments

July 31, 2012 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of July 31, 2012, the Trust has twenty-three registered funds. This quarterly report describes Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (the “Funds”). The Vulcan Value Partners Fund seeks to achieve long-term capital appreciation by investing primarily in publicly traded mid- and large- capitalization U.S. companies believed to be both undervalued and possessing a sustainable competitive advantage. The Vulcan Value Partners Small Cap Fund seeks to achieve long-term capital appreciation by investing primarily in publicly traded small-capitalization U.S. companies believed to be both undervalued and possessing a sustainable competitive advantage.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

The preparation of Statement of Investments in accordance with GAAP requires management to make certain estimates and assumptions that affect the reported amounts in the Statement of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investments may differ from the value the Funds ultimately realize upon sale of the securities. The Statement of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on July 31, 2012.

Investment Valuation: The Board of Trustees (“Board” or “Trustees”) has approved procedures to be used to value each Fund’s securities for the purposes of determining each Fund’s net asset value (“NAV”). The valuation of the securities of the Funds is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Funds to ALPS Fund Services, Inc., the Administrator.

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically provided by independent third party pricing vendors approved by the Board using a variety of pricing techniques and methodologies.

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (“Vulcan” or “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Funds may invest in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Funds may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Funds may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Funds’ NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Funds price shares.

The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Funds value their securities. In addition, the Funds may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Funds’ use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Funds determine the net asset value, and the difference between fair value and the price of the securities may be material.

Investment Transactions: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level3 –

Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2012.

Vulcan Value Partners Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks(a)	$226,169,835	$–	$–	$226,169,835
Short Term Investments	2,486,265	–	–	2,486,265

TOTAL	$228,656,100	$–	$–	$228,656,100

Vulcan Value Partners Small Cap Fund:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks(a)	$49,358,015	$–	$–	$49,358,015
Short Term Investments	2,847,948	–	–	2,847,948

TOTAL	$52,205,963	$–	$–	$52,205,963

(a) For detailed descriptions, see the accompanying Statements of Investments.

For the period ended July 31, 2012, the Funds did not have any significant transfers between Level 1 and Level 2 securities. For the period ended July 31, 2012, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Unrealized Appreciation and Depreciation on Investments: The differences between book-basis and tax-basis are primarily due to the deferral of wash sale losses. As of July 31, 2012, the cost of securities on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

	Vulcan Value Partners Fund	Vulcan Value Partners Small Cap Fund

Gross appreciation (excess of value over tax cost)	$20,162,923	$6,382,817
Gross depreciation (excess of tax cost over value)	(2,044,487)	(2,530,676)
Net unrealized appreciation	18,118,436	3,852,141

Cost of investments for income tax purposes	$210,537,664	$48,353,822

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 28, 2012

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (Principal Financial Officer)

Date:	September 28, 2012